As filed with the Securities and Exchange Commission on April 19, 2022
Commission File Nos. 333-226897
811-08664

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 9	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 824	[X]

JACKSON NATIONAL SEPARATE ACCOUNT - I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

1 Corporate Way, Lansing, Michigan 48951
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Carrie L. Chelko, Esq., Executive Vice President, General Counsel and Secretary
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Alison Samborn, Esq., Associate General Counsel, Insurance Legal
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on April 25, 2022 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the Flexible Premium Variable Deferred Annuity contract.

ELITE ACCESS ADVISORY II®
FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account – I

The date of this prospectus is April 25, 2022 . This prospectus states the information about the Separate Account, the Contract, and Jackson National Life Insurance Company (“Jackson®”) you should know before investing. This prospectus is a disclosure document and describes all of the Contract’s material features, benefits, rights, and obligations. The description of the Contract’s material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the Contract are changed after the date of this prospectus, in accordance with the Contract, those changes will be described in a supplemented prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. It is important that you also read the Contract and endorsements, which may reflect additional non-material state variations or other non-material variations. This information is meant to help you decide if the Contract will meet your needs. Please carefully read this prospectus and any related documents and keep everything together for future reference. Additional information about the Separate Account can be found in the Statement of Additional Information (“SAI”) dated April 25, 2022 that is available upon request without charge. To obtain a copy contact us at our:

Customer Care Center
P.O. Box 24068
Lansing, Michigan 48909-4068
1-800-644-4565
www.jackson.com

This prospectus describes the investment options and optional features that we currently offer under the Contract. At the time you purchase the Contract, it is possible that not all of the optional features listed in this prospectus will be available, as we reserve the right to prospectively restrict availability of the optional features. In addition, certain broker-dealers selling the Contracts may limit the investment options and/or optional features that are available to their customers. Ask your financial professional about which investment options and/or optional features are not offered. If a particular investment option or optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability. In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected. We reserve the right to limit the number of Contracts that you may purchase. We also reserve the right to refuse initial and any or all subsequent Premium payments. Please confirm with us or your financial professional that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.

The Contracts are or may be available through third party financial professionals who charge an advisory fee for their services. This advisory fee is in addition to contract fees and expenses disclosed in this prospectus. If you elect to pay the advisory fee from your Contract Value, this deduction will or may reduce the death benefit and may be subject to federal and state income taxes and a 10% federal penalty tax.

This prospectus utilizes Rate Sheet Prospectus Supplements to describe the current annual charges for the Return of Premium Guaranteed Minimum Death Benefit. To obtain a copy of the most recent Rate Sheet Prospectus Supplement(s), please visit www.jackson.com/product-literature-1.html.

We offer other variable annuity products with different product features, benefits and charges. Ask your financial professional about availability and the details.

The Contract makes available for investment variable options. The variable options are Investment Divisions of the Separate Account, each of which invests in one of the Funds listed on Appendix A.

Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at Investor.gov.

If you are a new investor in the Contract, you may cancel your Contract within 10 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Contract value. You should review this prospectus, or consult with your financial professional, for additional information about the specific cancellation terms that apply.

You may elect to receive certain communications from Jackson electronically by doing one of the following:

•Mailing in the postage-paid card on the cover of either this report or the Summary Prospectus;
•Calling 1-866-349-4564; or
•Signing up on www.jackson.com

Neither the SEC nor any state securities commission has approved or disapproved these securities or passed upon the adequacy of this prospectus. It is a criminal offense to represent otherwise. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state where this is not permitted.

• Not FDIC/NCUA insured • Not Bank/CU guaranteed • May lose value • Not a deposit • Not insured by any federal agency

GLOSSARY

These terms are capitalized when used throughout this prospectus because they have special meaning. In reading this prospectus, please refer back to this glossary if you have any questions about these terms.

Accumulation Unit – a unit of measure we use to calculate the value in an Investment Division prior to the Income Date.

Annuitant – the natural person on whose life annuity payments for this Contract are based. The Contract allows for the naming of joint Annuitants. Any reference to the Annuitant includes any joint Annuitant.

Annuity Unit – a unit of measure we use in calculating the value of a variable annuity payment on and after the Income Date.

Beneficiary – the natural person or legal entity designated to receive any Contract benefits upon the Owner’s death. The Contract allows for the naming of multiple Beneficiaries.

Business Day – each day that the New York Stock Exchange is open for business.

Completed Year – the succeeding twelve months from the date on which we receive a Premium payment. Completed Years specify the years from the date of receipt of the Premium and does not refer to Contract Years. If the Premium receipt date is on the Issue Date of the Contract then Completed Year 0-1 does not include the first Contract Anniversary. The first Contract Anniversary begins Completed Year 1-2 and each successive Completed Year begins with the Contract Anniversary of the preceding Contract Year and ends the day before the next Contract Anniversary.

If the Premium receipt date is other than the Issue Date or a subsequent Contract Anniversary, there is no correlation of the Contract Anniversary date and Completed Years. For example, if the Issue Date is January 15, 2023 and a Premium payment is received on February 28, 2023 then, although the first Contract Anniversary is January 15, 2024, Completed Year 0-1 for that Premium payment would begin on February 28, 2023 and end on February 27, 2024. Completed Year 1-2 for that Premium payment would begin on February 28, 2024 .

Contract – the individual deferred variable and fixed annuity contract and any optional endorsements you may have selected.

Contract Anniversary – each one-year anniversary of the Contract’s Issue Date.

Contract Month – the period of time between consecutive monthly anniversaries of the Contract’s Issue Date.

Contract Monthly Anniversary – each one-month anniversary of the Contract’s Issue Date.

Contract Quarter – the period of time between consecutive three-month anniversaries of the Contract’s Issue Date.

Contract Quarterly Anniversary – each three-month anniversary of the Contract’s Issue Date.

Contract Value – the sum of allocations to the Contract’s Investment Divisions.

Contract Year – the succeeding twelve months from a Contract’s Issue Date and every anniversary. The first Contract Year (Contract Year 0-1) starts on the Contract’s Issue Date and extends to, but does not include, the first Contract Anniversary. Subsequent Contract Years start on an anniversary date and extend to, but do not include, the next anniversary date.

For example, if the Issue Date is January 15, 2023 then the end of Contract Year 0-1 would be January 14, 2024, and January 15, 2024, which is the first Contract Anniversary, begins Contract Year 1-2.

Fund – a registered investment company in which an Investment Division of the Separate Account invests.

Good Order – when our administrative requirements, including all information, documentation and instructions deemed necessary by us, in our sole discretion, are met in order to issue a Contract or execute any requested transaction pursuant to the terms of the Contract.

Income Date – the date on which you begin receiving annuity payments.

Investment Division – one of multiple variable options of the Separate Account to allocate your Contract’s value, each of which exclusively invests in a different available Fund. The Investment Divisions are called variable because the return on investment is not guaranteed.

Issue Date – the date your Contract is issued.

Jackson, JNL, we, our, or us – Jackson National Life Insurance Company. (We do not capitalize “we,” “our,” or “us” in the prospectus.)
Owner, you or your – the natural person or legal entity entitled to exercise all rights and privileges under the Contract. Usually, but not always, the Owner is the Annuitant. The Contract allows for the naming of joint Owners. (We do not capitalize “you” or “your” in the prospectus.) Any reference to the Owner includes any joint Owner.

Premium(s) – considerations paid into the Contract by or on behalf of the Owner. The maximum aggregate Premium payments you may make without prior approval is $2.5 million. This maximum amount is subject to further limitations at any time on both initial and subsequent Premium payments.

Rate Sheet Prospectus Supplement - a supplement to the prospectus that lists certain values currently applicable to new purchases of add-on benefits.

Required Minimum Distribution (RMD) – for certain qualified contracts, the amount defined under the Internal Revenue Code as the minimum distribution requirement as applied to your Contract only. This definition excludes any withdrawal necessary to satisfy the minimum distribution requirements of the Internal Revenue Code if the Contract is purchased with contributions from a nontaxable transfer after the death of the owner of a qualified contract.

Separate Account – Jackson National Separate Account – I. The Separate Account is divided into sub-accounts generally referred to as Investment Divisions.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawals	None.
Transaction Charges	You may be charged for certain transactions, such as when you transfer cash value between investment options more than 25 times a year, or if you request expedited delivery or wire transfer of funds.			Contract Charges- Monthly Contract Charge and Transfer Charge
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract Data Pages for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses disclosed below do not reflect any advisory fees paid to third party financial professionals from your Contract Value or other assets. If such advisory fees were reflected, the fees and expenses disclosed below would be higher.
Contract Charges- Add-On Benefits Expenses
	ANNUAL FEE	MINIMUM	MAXIMUM
	1. Base Contract	0.11% [1]	0.11% [1]	Contract Charges- Monthly Contract Charge
	2. Investment options (Fund fees and expenses)	0.52%[2]	2.01%[2]	Contract Charges- Fund Expenses
	3. Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.20%[3]	0.35%[3]	Contract Charges- Add-on Benefits- Death Benefit Charges
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

1.    Charge is assessed as a $240 annual charge during the accumulation phase only and is deducted on each Contract Monthly Anniversary.

2.    As a percentage of average Fund net assets.

3.     The minimum fee reflects an annualized percentage of Contract Value. The maximum fee reflects an annualized percentage of average daily account value of Investment Divisions.

	LOWEST ANNUAL COST: $616	HIGHEST ANNUAL COST: $2,374

Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive combination of Fund fees and expenses
• No add-on benefits
• No sales charges or advisory fees
• No additional purchase payments, or transfers

Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of add-on benefits, Fund fees, and expenses
• No sales charges or advisory fees
• No additional purchase payments, or transfers

	RISKS		Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract.		Principal Risks
Not a Short-Term Investment	This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.		Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose.
•Each investment option (Investment Divisions) has its own unique risks.
•You should review the investment options before making an investment decision.
Principal Risks
Insurance Company Risks
Any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of Jackson. More information about Jackson is available upon request by visiting our website at www.jackson.com or by calling 1-800-644-4565.
Principal Risks
RESTRICTIONS
Investments
•We reserve the right to charge $25 for each transfer when you transfer money between Investment Divisions in excess of 25 times in a Contract Year.
•Jackson may remove or substitute Funds as investment options available under the Contract.
Principal Risks

Optional Benefits	•Not all add-on benefits are available through all broker-dealers and may vary by state or date of purchase. •We may modify or discontinue an add-on benefit at any time.	Benefits Available Under the Contract
TAXES
Tax Implications
•Consult with a tax professional to determine the tax implications of an investment in and purchase payments received under this Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax deferral.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 ½.
Taxes
CONFLICTS OF INTEREST
Investment Professional Compensation	Your registered representative or other investment professionals may receive compensation for selling this Contract to you in the form of advisory fees, revenue sharing, and other compensation programs. Accordingly, investment professionals may have a financial incentive to offer or recommend this Contract over another investment.	Distribution of Contracts
Exchanges	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is in your best interest to purchase the new contract rather than continue to own your existing contract.	Non-Qualified Contracts - 1035 Exchanges

OVERVIEW OF THE CONTRACT

Q.    What is this Contract, and what is it designed to do?

A.    The Elite Access Advisory II Contract is intended to help you save for retirement or another long-term investment purpose through investments in a variety of investment options during the accumulation phase. The Contract also offers death benefits to protect your designated beneficiaries. Through the annuitization feature, the Contract can supplement your retirement income by providing a stream of income payments. This Contract may be appropriate if you have a long investment time horizon. It is not intended for people who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Funds.

Q.    How do I accumulate assets in the Contract and receive income from the Contract?

A.    Your Contract has two phases:

•the accumulation phase, when you make Premium payments to us, and

•the income phase, when we make income payments to you.

Accumulation Phase

During the accumulation phase, to help you accumulate assets, you can allocate your Premium payments to a variety of Investment Divisions. Each Investment Division invests in a corresponding (mutual fund) Fund, each of which has its own investment strategies, investment adviser(s), expense ratios, and returns.

A list of Funds and additional information about the Funds in which the Investment Divisions currently invest is provided in Appendix A: Funds Available Under the Contract.

Income Phase

You can elect to annuitize your Contract and turn your Contract Value into a stream of fixed and/or variable income payments from us. (Variable payments depend on the performance of the Investment Divisions.) Currently, we offer income options that provide payments for (i) the life of the Annuitant(s), (ii) a specified period, or (iii) a combination of life and a specified period. We may offer other options, at our discretion, where permitted by state law. At the Income Date, you can choose to receive fixed payments or variable payments.

Please note that if you annuitize, your Contract Value will be converted to income payments and you may no longer withdraw money at will from your Contract. All add-on benefits terminate when you begin taking income payments.

Q.    What are the Contract’s primary features and options?

A.    Accessing your money. Until you annuitize, you have full access to your money. You can choose to withdraw your Contract Value at any time (although if you withdraw early, you may have to pay charges due under any optional endorsement and/or taxes, including tax penalties). Certain withdrawals could substantially reduce or even terminate the benefits available under the Contract.

Tax treatment. Your Premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your Contract, such as when (1) you make a withdrawal; (2) you receive an income payment from the Contract; or (3) upon payment of a death benefit.

Death benefits. Your Contract includes a Basic Death Benefit that will pay your designated Beneficiaries your Contract Value on the date we receive all required documentation from your Beneficiary. The basic death benefit is payable during the accumulation phase. You can purchase optional add-on death benefits under the Contract that provide additional death benefits for an additional fee. The add-on death benefits may increase the amount of money payable to your designated Beneficiaries upon your death.

Rebalancing. At no additional charge, you can arrange to have us automatically reallocate your Contract Value among Investment Divisions periodically to maintain your selected allocation percentages. Certain restrictions apply.

Dollar Cost Averaging. Alternately, at no additional charge, you may select Dollar Cost Averaging, which automatically transfers a dollar amount or percentage of money periodically into the Investment Divisions (each a “Designated Option”) from any of the Investment Divisions (each a “Source Option”).

Earnings Sweep. At no additional charge, you can choose to have your earnings transferred automatically on a monthly basis from the JNL/WMC Government Money Market Investment Division into other Investment Divisions. Restrictions apply.

Q.    How is my Contract impacted by the deduction of advisory fees?

A.    Currently, we permit you to deduct advisory fees directly from your Contract Value in order to pay third party financial professionals. This advisory fee is in addition to Contract fees and expenses disclosed in this prospectus. If you elect to pay the advisory fee from your Contract Value, this deduction may reduce the basic death benefit and may be subject to federal and state income taxes and a 10% federal penalty tax. In order to avoid negatively impacting your add-on benefits, we do not permit the deduction of advisory fees from your Contract Value if you have elected any of the available add-on benefits.

FEES AND EXPENSES TABLES

The following tables describe the fees and expenses that you will pay when purchasing, owning, and making partial or total withdrawals from the Contract. Please refer to your Contract data pages for information about the specific fees you will pay each year based on the options you have elected.

Fees and expenses also may apply after the Income Date. For more information, please see “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 23.

The first table (and footnotes) describes the fees and expenses that you will pay at the time that you purchase the Contract, take withdrawals from the Contract or transfer cash value between investment options.

Transaction Expenses

Maximum Withdrawal Charge		None
Transfer Charge (per transfer after 25 in a Contract Year)		$25
Premium Taxes (Percentage of each Premium)[1]	Minimum	0%
	Maximum	3.5%
Expedited Delivery Charge[2]		$22.50
Wire Transfers (for withdrawals)[3]		$25

1. Premium taxes generally range from 0% to 3.5% and vary by state.

2. Between Monday and Friday, the Expedited Delivery Charge is $10. On Saturday, the Expedited Delivery Charge is $22.50.

3. Standard wire fees are $20, international wire fees are $25.

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses). If you choose to purchase an add-on benefit, you will pay additional charges, as shown below.
Annual Contract Expenses

Base Contract Charges	Maximum Charge
Monthly Contract Charge[1]	$240

1.     This charge is waived on Contract Value of $1,000,000 or more. This charge is deducted on each Contract Monthly Anniversary as a monthly charge of $20.

Optional Benefit Charges
Add-On Benefit Charges (% of average daily account value of Investment Divisions)	Maximum Charge
Earnings Protection Benefit (“EarningsMax”)	0.70%
Add-On Death Benefit Charges (% of Contract Value)	Maximum Charge
Return of Premium Guaranteed Minimum Death Benefit Charge	0.40%

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the Funds and may be higher or lower in the future. A complete list of Funds available under the Contract, including their annual expenses, may be found in Appendix A.

Annual Fund Expenses

	Minimum	Maximum
Expenses that are deducted from the Fund assets, including management and administration fees, distribution and/or service (12b-1) fees, and other expenses as of December 31, 2021.	0.52%	2.01%

EXAMPLE

The table below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity policies. These costs include transaction expenses, annual Contract expenses and annual Fund expenses. The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, and assumes the most expensive combination of annual Fund expenses and add-on benefits available for an additional charge (using the maximum possible charge). The Example does not include any advisory fees paid to third party financial professionals. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you take a total withdrawal of your Contract Value at the end of the applicable time period				If you annuitize at the end of the applicable time period				If you do not take a total withdrawal of your Contract Value
1 Year	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$3,376	$10,283	$17,404	$36,174	$3,376	$10,283	$17,404	$36,174	$3,376	$10,283	$17,404	$36,174

*Please note, although we show this cost for comparison purposes, the earliest you can annuitize this Contract is one year after the Contract’s Issue Date.

The example does not represent past or future expenses. Your actual costs may be higher or lower.

FINANCIAL STATEMENTS

The financial statements of the Separate Account and Jackson are incorporated by reference in the Statement of Additional Information. The financial statements of the Separate Account include information about all the contracts offered through the Separate Account. The financial statements of Jackson that are included should be considered only as bearing upon the company’s ability to meet its contractual obligations under the Contracts. Jackson’s financial statements do not bear on the future investment experience of the assets held in the Separate Account. For your copy of the Statement of Additional Information, please contact us at the Customer Care Center. Our contact information is on the cover page of this prospectus.

THE ANNUITY CONTRACT

Your Contract is a contract between you, the Owner, and us. Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit. Purchases under tax-qualified plans should be made for other than tax deferral reasons. Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract. We will not issue a Contract to someone older than age 85.

Your Contract Value will be allocated to Investment Divisions of the Separate Account that invest in underlying Funds.

Your Contract, like all deferred annuity contracts, has two phases:

•the accumulation phase, the potential growth phase of your investment, when you make Premium payments to us, and

•the income phase, when we make income payments to you.

As the Owner, you can exercise all the rights under your Contract. In general, joint Owners jointly exercise all the rights under the Contract. In some cases, such as telephone and internet transactions, joint Owners may authorize each joint Owner to act individually. On jointly owned Contracts, correspondence and required documents will be sent to the address of record of the primary Owner.

You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment (there is an assignment form). We reserve the right to refuse an assignment, and an assignment may be a taxable event. Please contact our Customer Care Center for help and more information.

The Contracts are flexible Premium variable deferred annuities and may be issued as either an individual or a group contract. Contracts issued in your state may provide different features and benefits than those described in this prospectus. This prospectus provides a description of all of the Contract’s material features, benefits, rights and obligations, including material state variations.

The Contracts are flexible Premium variable deferred annuities and may be issued as either an individual or group contract. Contracts issued in your state may provide different features and benefits than those described in this prospectus. This prospectus provides a description of all of the Contract’s material features, benefits, rights and obligations under, including material state variations. In those states where Contracts are issued as group contracts, references throughout the prospectus to “Contract(s)” shall also mean “certificate(s)”. Your Contract and any endorsements are the formal contractual agreement between you and the Company.

JACKSON

The obligations under the Contract (including death benefits or other benefits available under the Contract) are obligations of Jackson and are subject to Jackson’s claims-paying ability and financial strength. Jackson’s principal business address is 1 Corporate Way, Lansing, Michigan 48951.

THE SEPARATE ACCOUNT

The Separate Account is a segregated asset account we established to receive and invest Premium payments made under the Contracts and allocated to the Investment Divisions. The Investment Divisions, in turn, purchase shares of the underlying Funds.

The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations. However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct. All of the income, gains and losses credited to or charged against the Separate Accounts reflect the Separate Account’s own investment experience and not the investment experience of Jackson’s other assets. Jackson is obligated to pay all amounts promised to investors under the Contracts.

The Separate Account is divided into Investment Divisions. We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions. The Funds in which the Investment Divisions currently invest are listed on Appendix A of this prospectus .

INVESTMENT DIVISIONS AND FUNDS

Your Contract Value may be allocated to no more than 99 Investment Divisions at any one time. Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective. It is possible for you to lose your Contract Value allocated to any of the Investment Divisions. The amounts you are able to accumulate in your Contract during the accumulation phase depend upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

This prospectus describes the Investment Divisions that we currently offer under the Contract. Certain broker-dealers selling the Contracts may limit the Investment Divisions that are available to their customers. Please contact your financial professional for a list of Investment Divisions currently available through your broker-dealer. Investment Divisions that are not available through your broker-dealer may be available through other broker-dealers, but to access them you may need to terminate your relationship with your broker-dealer and provide us with satisfactory evidence of termination. Please consider these potential limitations before purchasing the Contract.

The underlying Funds, along with their respective type, investment adviser (and any sub-adviser(s)), current expenses, and performance are listed in Appendix A. More detailed information about the Funds is available in the prospectus for the JNL Series Trust, which may be amended from time to time. The summary prospectuses for the Funds and prospectus for the JNL Series Trust may also be obtained at no charge by calling 1-800-644-4565 (Customer Care Center), by writing P.O. Box 24068, Lansing, Michigan

48909-4068, by visiting www.jackson.com, or by sending an email request to ProspectusRequest@jackson.com. Additional Funds and Investment Divisions may be available in the future.

Certain Funds in which the Investment Divisions invest are each known as a Fund of Funds. Funds offered in a Fund of Funds structure may have higher expenses than direct investments in the underlying Funds. You should read the summary prospectus for the Funds and/or the prospectus for the JNL Series Trust for more information.

The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Fund’s investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar Funds will be comparable even though the Funds have the same investment sub-advisers. The Funds described are available only through variable annuity contracts issued by Jackson. They are NOT offered or made available to the general public directly.

A Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

All of the Funds are managed and administered by Jackson National Asset Management, LLC (“JNAM”), an affiliate of Jackson. For certain Funds, JNAM has entered into sub-advisory agreements with one or more other investment advisers (the “sub-advisers”) to provide certain investment advisory services to the Funds. Among other responsibilities, JNAM oversees the activities of the sub-advisers with respect to such Funds and is responsible for evaluating the services of those sub-advisers. In addition, for the Funds of Funds and feeder funds, JNAM implements the investment program by, among other things, selecting the respective Underlying Funds, ETFs and master funds.

We generally select the Funds to provide a range of investment options for persons invested in the Contracts from conservative to more aggressive investment strategies. In addition, we may consider the potential risk to us of offering a Fund in light of the benefits provided by the Contract. We and our affiliates receive payments or compensation from the Funds or their service providers in connection with management, administration, distribution, and other services we and our affiliates provide with respect to the Funds. These payments to Jackson and our affiliates may be a factor we consider in our selection of the Funds.

Subject to any applicable legal requirements, selection of the Funds is solely within our discretion, based on the foregoing or other considerations.

We do not provide investment advice, and we do not recommend or endorse any particular Investment Division or Fund. You bear the risk of any decline in your Contract Value resulting from the performance of the Investment Divisions you have chosen.

You should read the summary prospectuses for the Funds and/or the prospectus for the JNL Series Trust carefully before investing.

Voting Privileges. To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund. We will vote all the shares we own in proportion to those instructions from Owners. An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.

Substitution. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested. We will not do this without any required approval of the SEC. We will give you notice of any substitution.

PRINCIPAL RISKS

This section is intended to summarize the principal risks of investing in the Contract. Additional risks and details regarding various risks and benefits of investing in the Contract are described in the relevant sections of the prospectus and SAI.

Risk of Loss. You can lose money by investing in the Contract, including loss of principal. Neither the U.S. Government nor any federal agency insures or guarantees your investment in the Contract.

Risks Associated with Variable Investment Options. You bear all the investment risk for amounts allocated to one or more of the Investment Divisions, which invest in underlying Funds. If the Investment Divisions you select increase in value, then your Contract Value goes up; if they decrease in value, your Contract Value goes down. How much your Contract Value goes up or down depends on the performance of the Funds in which your Investment Divisions invest. We do not guarantee the investment results of any Fund.

An investment in the Contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected underlying Fund(s), each of which has its own unique risks. You should review the Funds before making an investment decision.

Short-Term Investment Risk. The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections also mean that the Contract is more beneficial to investors with a long time horizon.

Insurance Company Risks. An investment in the Contract is subject to the risks related to us, Jackson. Any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of Jackson. If Jackson experiences financial distress, it may not be able to meet its obligations to you.

Investment Restrictions. We reserve the right to limit transfers, and there is a $25 charge per transfer when you transfer your Contract Value between the investment options more than 25 times in a Contract Year. We also reserve the right to terminate certain Contract features such as the Dollar Cost Averaging, Dollar Cost Averaging Plus (DCA+), Earnings Sweep, Rebalancing programs and/or add-on benefits.

We may impose limits on the minimum and maximum amounts that you may invest or other transaction limits that may limit your use of the Contract.

In addition, we reserve the right to remove Investment Divisions or substitute Funds as investment options that are available under the Contract.

Premium Payment Risk. Your ability to make additional Premium payments may be restricted under the Contract, depending on the version of the Contract that you own, the add-on benefits that you have elected, and other factors. The maximum aggregate Premiums you may make without our prior approval is $2.5 million. The payment of subsequent Premiums, depending on market conditions at the time they are made, may or may not contribute to the various benefits under your Contract, including the add-on death benefits. Our right to restrict Premiums to a lesser maximum amount may also affect the benefits under your Contract.

Fees and Charges. Deduction of Contract fees and charges, and add-on benefit fees, may result in loss of principal. We reserve the right to increase the fees and charges under the Contract and add-on benefits up to the maximum guaranteed fees and charges stated in your Contract or add-on benefit endorsement and disclosed in the fee tables.

Possible Adverse Tax Consequences. The tax considerations associated with the Contract vary and can be complicated. The applicable tax rules can differ, depending on the type of Contract, whether non-qualified, traditional IRA, Roth IRA or qualified plan. We cannot provide detailed information on all tax aspects of the Contracts. Moreover, the tax aspects that apply to a particular person’s Contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect Contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a Contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your Contract or taking other action related to your Contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract.

Risks Affecting our Administration of Your Contract. We and our service providers and business partners are subject to certain risks, including those resulting from system failures, cybersecurity events, the coronavirus (COVID-19) pandemic and other pandemics and epidemics, and other disasters. Such events can adversely impact us and our operations. These risks are common to all insurers and financial service providers and may materially impact our ability to administer the Contract (and to keep Contract owner information confidential).

Add-On Benefits. Certain benefits are subject to conditions. You may need to make early withdrawals, which have the potential to substantially reduce or even terminate the benefits available under the Contract from the add-on benefits.The Investment Divisions may perform well enough that you may not need the guarantee that may otherwise be provided by the Contract or by one of the Contract’s add-on benefits available for an additional charge.

If your Contract includes one of the add-on benefits, withdrawals will reduce the value of the benefits in proportion to the amount of the withdrawal relative to the total Contract Value at the time of withdrawal. Accordingly, under certain circumstances, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal.

Conditions to Contract Benefits. Certain benefits under the Contract are contingent on several conditions being met. If those conditions are not met, you may not realize a benefit from the Contract or add-on benefit for which you have been charged a fee.

Alternatives to the Contract. Other contracts or investments may provide more favorable returns or benefits than the Contract.

Potentially Harmful Transfer Activity. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the

Investment Divisions. (See “Transfers and Frequent Transfer Restrictions—Restrictions on Transfers: Market Timing” for more information.) We cannot guarantee that these policies and procedures will be effective in detecting and preventing all transfer activity that could potentially disadvantage or hurt the rights or interests of other Owners.

Deduction of Advisory Fees from Contract Value. Currently, we permit you to deduct advisory fees directly from your Contract Value in order to pay third party financial professionals. This advisory fee is in addition to Contract fees and expenses disclosed in this prospectus. If you elect to pay the advisory fee from your Contract Value, this deduction may reduce the basic death benefit and may be subject to federal and state income taxes and a 10% federal penalty tax. In order to avoid negatively impacting your add-on benefits, we do not permit the deduction of advisory fees from your Contract Value if you have elected any of the available add-on benefits.

BENEFITS AVAILABLE UNDER THE CONTRACTS

The following tables summarize information about the benefits available under the Contract. The current annual charges for the add-on benefits are disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy, please visit www.jackson.com/product-literature-1.html. For a list of historical add-on benefit charges, please see “Appendix E (Historical Add-On Benefit Charges).”

Basic Death Benefits (automatically included with the Contract)

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Basic Death Benefit	Guarantees your beneficiaries will receive a benefit at least your Contract Value on the date Jackson receives all required documentation from your Beneficiary.	No additional charge	•Withdrawals could significantly reduce the benefit. •Benefit terminates on annuitization.

Add-On Death Benefits Available for a Fee

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
EarningsMax	Increases the amount of the death benefit payable at your death based on a percentage of Contract earnings, which may help offset state and federal taxes due at the time of your death.	Maximum: 0.70% (as an annualized percentage of the average daily Contract Value in the Investment Divisions)
•Available only at Contract issue.
•The benefit cannot be terminated.
•Available to owners age 75 or younger.
•Subject to maximum benefit.
•On each fifth Contract Anniversary, the Guaranteed Minimum Death Benefit (“GMDB”) charge may be increased.
•No benefit will be paid if (i) there are no earnings in your contract, or (ii) your spouse exercises the Spousal Continuation Option.
•The Fixed Account Options are not available if you elect EarningsMax.

Return of Premium Guaranteed Minimum Death Benefit
Changes your basic death benefit during the accumulation phase of your Contract to the greater of: (i) Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or (ii) all Premiums paid into the Contract (net of any applicable premium taxes and charges), reduced for withdrawals (including any applicable adjustments) in proportion to the reduction in the Contract Value at the time of the withdrawal.
Maximum: 0.40% (as a percentage of benefit base)
•Withdrawals may significantly reduce the value of this Return of Premium Death Benefit.
•Withdrawals may reduce the value of this benefit by more than the dollar amount of the withdrawal.
•On each fifth Contract Anniversary, the GMDB charge may be increased.
•Ownership changes are allowed, but Covered Lives cannot be changed.

Other Add-On Benefits Included With All Contracts At No Additional Cost

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Rebalancing	Automatically reallocates your Contract Value among Investment Divisions periodically to maintain your selected allocation percentages	None	•You may cancel your Rebalancing program using whatever methods you use to change your allocation instructions.
Dollar Cost Averaging	Automatically transfers a dollar amount or percentage of money periodically transferred automatically into the Investment Divisions (each a “Designated Option”) from any of the Investment Divisions (each a “Source Option”).	None
•Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets.

Earnings Sweep	Allows you to choose to move your earnings on a monthly basis from the JNL/WMC Government Money Market Investment Division into other Investment Divisions.	None	•May only be added within 30 days of the issue date of your Contract. •You may cancel your Earnings Sweep program using whatever methods you use to change your allocation instructions.

CONTRACT CHARGES

There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract. Charges are deducted proportionally from your Contract Value. Some of these charges are for add-on benefits, as noted, so they are deducted from your Contract Value only if you elected to add that add-on benefit to your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. We expect to profit from certain charges assessed under the Contract. These charges (and certain other expenses) are as follows:

TRANSACTION EXPENSES

Transfer Charge. We deduct $25 for each transfer in excess of 25 in a Contract Year. For this purpose, all transfers that are processed on the same Business Day will be considered as one transfer. This charge is deducted from the amount that is transferred prior to the allocation to a different Investment Division. The charge compensates us for the administrative cost associated with the transfers. We waive the transfer charge in connection with Dollar Cost Averaging, Earnings Sweep, Rebalancing transfers and any transfers we require, and we will charge a lesser fee where required by state law.

Expedited Delivery Charge. When you request expedited delivery of any withdrawal amounts, there are additional charges assessed for this service. The charge for standard overnight delivery is $10. The charge for overnight delivery on Saturday is $22.50.

Wire Transfer Charge. We charge up to $20 for standard wire transfers and $25 for international wire transfers in connection with requested withdrawals.

Premium Taxes. Some states and other governmental entities charge Premium taxes or other similar taxes. We pay these taxes and may make a deduction from your Contract Values for them. Premium taxes generally range from 0% to 3.5% (the amount of state Premium tax, if any, will vary from state to state). Premium tax is currently not charged back to the contract, however, the Company reserves the right to deduct any amounts advanced to pay taxes from the Contract Value.

Income Taxes. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division. No federal income taxes are applicable under present law and we are not presently making any such deduction.

Advisory Fees. Currently, we permit you to deduct advisory fees directly from your Contract Value in order to pay third party financial professionals. This advisory fee is in addition to Contract fees and expenses disclosed in this prospectus. If you elect to pay the advisory fee from your Contract Value, this deduction may reduce the basic death benefit and may be subject to federal and state income taxes and a 10% federal penalty tax. In order to avoid negatively impacting your add-on benefits, Jackson does not permit the deduction of advisory fees from your Contract Value if you have elected any of the available add-on benefits.

In order to have advisory fees deducted directly from your Contract Value, you must submit written authorization on a form provided by us, authorizing us to accept and execute instructions from your third party financial professional to make withdrawals from your Contract to pay the advisory fees pursuant to a written agreement between you and your third party financial professional. Payment of such fees will be treated as a withdrawal under the terms of your Contract. Withdrawals from the Contract for the payment of advisory fees are subject to all contractual provisions and other restrictions and penalties otherwise applicable generally to such withdrawals including minimum withdrawal requirements and Market Value Adjustments. These withdrawals are processed as net withdrawals, pro-rata from the investment options in which you are currently allocated. Requests for withdrawal of advisory fees will be processed on the Business Day in which they are received by us in Good Order. Our current practice requires your third party financial professional to provide us with the percentage and Contract Value amount it used to calculate the fee. Advisory fees may not exceed an amount equal to an annual rate of 1.5% of your Contract’s cash value, which is the amount you could receive upon total withdrawals after all fees and adjustments have been assessed. You may terminate authorization for the direct deduction of advisory fees at any time by providing us with written notice of such termination.

ANNUAL CONTRACT EXPENSES

Monthly Contract Charge. During the accumulation phase we deduct a $20 Monthly Contract Charge ($240 per year).

This charge is deducted on each Contract Monthly Anniversary. We will also deduct the Monthly Contract Charge if you make a total withdrawal on a date other than a Contract Monthly Anniversary. The charge will be taken from the Investment Divisions based on the proportion their respective value bears to the Contract Value. We will not deduct this charge if the value of your Contract is $1,000,000 or more when the deduction is to be made.

The charge compensates us for expenses associated with administration of Contracts, acquisition of business including marketing expenses, risks we assume in connection with the Contracts and costs associated with providing Contract benefits. We pay the operating expenses of the Separate Account, including those not covered by the Monthly Contract Charge.

ADD-ON BENEFIT EXPENSES

Earnings Protection Benefit (“EarningsMax”) Charge. If you select the Earnings Protection Benefit endorsement, you may pay us a charge that equals a maximum of 0.70% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. Current annual charges are disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy, please visit www.jackson.com/product-literature-1.html. For a list of historical add-on benefit charges, please see “Appendix E (Historical Add-On Benefit Charges).” This charge continues if you transfer ownership of the Contract to someone who would not have been eligible for the Earnings Protection Benefit upon application (75 years old or younger), even though the benefit is not payable. If your spouse elects to continue the Contract under the Spousal Continuation Option (please see “Spousal Continuation Option” on page 28), the charge will continue to be assessed unless your spouse elects to discontinue the Earnings Protection Benefit, at which time the charge will cease. We stop deducting this charge on the date you annuitize.

On each fifth Contract Anniversary, we reserve the right to increase the charge percentage by 0.05% annually, subject to the applicable maximum annual charge. If the charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may elect to opt out of the charge increase and any future charge increases. Upon such election, no future Premium payments will be allowed. Such election is final, and must be received by us in Good Order prior to the Contract Anniversary.

Death Benefit Charges. There is no additional charge for the Contract’s basic death benefit. However, for an additional charge, you may select the Contract’s optional Return of Premium Guaranteed Minimum Death Benefit in place of the basic death benefit. Please ask your financial professional whether there are any variations on this benefit in your state or contact our Customer Care Center. Our contact information is on the cover page of this prospectus.

Return of Premium Guaranteed Minimum Death Benefit Charge. If you select the Return of Premium Guaranteed Minimum Death Benefit, you will pay a maximum annual charge of 0.40% (0.10% quarterly). Current annual charges are disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy, please visit www.jackson.com/product-literature-1.html. For a list of historical add-on benefit charges, please see “Appendix F (Historical Add-On Benefit Charges).” We deduct the charge from your Contract Value. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge.

On each fifth Contract Anniversary, we reserve the right to increase the charge percentage by 0.05% annually (0.0125% each Contract Quarter), subject to the maximum annual charge noted above. If the GMDB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to opt out of the current charge increase and any future charge increases. If you elect to opt out of charge increases, no future Premium payments will be allowed. While electing to discontinue future Premium payments will prevent an increase in charge, you will be foregoing possible increases in your GMDB so carefully consider this decision should we notify you of a charge increase. Such election is final. All elections must be received by us in Good Order prior to the Contract Anniversary.

For more information about how the add-on benefit works, including this benefit’s GMDB Benefit Base, please see “Return of Premium Guaranteed Minimum Death Benefit” beginning on page 26.

FUND EXPENSES

Fund fees and expenses are deducted from and paid out of the assets of the Funds. The value of the assets of the Investment Divisions will indirectly reflect the Funds’ total fees and expenses. The Funds’ total fees and expenses are not part of the Contract. They may vary in amount from year to year. The Funds’ fees and expenses are described in the summary prospectus for each Fund.

DISTRIBUTION OF CONTRACTS

Jackson National Life Insurance Company (“Jackson”), located at 1 Corporate Way, Lansing Michigan, is the issuer for this contract. Jackson National Life Distributors LLC (“JNLD”), located at 300 Innovation Drive, Franklin, Tennessee 37067, serves as the distributor of the Contracts. JNLD serves as distributor of other variable insurance products issued by Jackson and its subsidiaries. JNLD also sells variable annuities directly to accounts advised by fiduciaries i.e. professional trustees (trust companies) or banks and registered investment advisors.
JNLD is a wholly owned subsidiary of Jackson. JNLD is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”). For more information on broker-dealers and their registered representatives, you may use the FINRA BrokerCheck program via telephone (1-800-289-9999) or the Internet (http://brokercheck.finra.org).

The Contracts are offered to customers of various selling firms, broker-dealer firms and their affiliate insurance agencies (each a “Selling Firm,” collectively “Selling Firms”). Selling Firms do not include Registered Investment Advisors who are independent of broker-dealers or brokers. No Selling Firm or Registered Investment Advisor has any legal responsibility to pay amounts that are owed under the Contracts. The obligations and guarantees under the Contracts are the sole responsibility of Jackson. The Selling Firms are responsible for delivery of various related disclosure documents and the accuracy of their oral description and suitable recommendation of the purchase of the Contracts.

No commissions are paid to Selling Firms that sell the Contracts. However, the Selling Firms or their representatives may charge you an investment advisory or similar fee under an agreement you have with them independent of Jackson or JNLD. The Selling Firms or their representatives determine the amount of the fee that will be charged and the amounts charged may vary based upon the practices of each Selling Firm. There may be tax and Contract implications, including adverse effects on Contract benefits, if you elect to have such fees withdrawn directly from the Contract. Selling Firms providing such advisory services are acting solely on your behalf. Neither Jackson nor JNLD offer advice on how to allocate your Contract Value and we are not responsible for any advice your investment adviser provides to you . Neither Jackson nor JNLD in its role as the distributor endorses any investment advisers nor makes any representations as to their qualifications.

Under certain circumstances, JNLD and/or Jackson may make payments to Selling Firms in connection with the sale of Jackson and Jackson of NY variable insurance products. These payments and/or reimbursements are in recognition of marketing, distribution, and/or administrative support provided by the Selling Firm and may not be offered to all Selling Firms. The terms of these arrangements vary widely depending on, among other things, products offered; the level and type of marketing, distribution, and administrative support services provided; assets under management; the volume of sales; and the level of access we are provided to the registered representatives of the Selling Firm. Such payments may influence Selling Firms and/or their registered representatives to present the Contracts more favorably than other investment alternatives. Such compensation is subject to applicable state insurance law and regulation, FINRA rules of conduct, Securities and Exchange Commission rules, and Department of Labor (“DOL”) rules and regulations. While such compensation may be significant, it does not result in any additional direct charge by us to you beyond the standard contract charges.

Under these compensation structures, JNLD and/or Jackson may make marketing allowance payments and marketing support payments to the Selling Firms. Marketing allowance payments are payments that are designed as consideration for product placement and distribution, assets under management, and sales volume. Marketing allowance payments are generally based on a fixed percentage of annual product sales and generally range from 10 to 50 basis points (0.10% to 0.50%). Payments may also be based on a percentage of assets under management or paid as a specified dollar amount. Marketing support payments may be in the form of cash and/or non-cash compensation to or on behalf of Selling Firms and their registered representatives and are intended to provide us with exposure to registered representatives so that we may build relationships or educate them about product features and benefits. Examples of such payments include, but are not limited to, reimbursements for representative training or “due diligence” meetings (including travel and lodging expenses); client and prospecting events; speaker fees; business development and educational enhancement items (such as software packages containing information for broker use, or prospecting lists); sponsorship payments for participation at conferences and meetings; and other support services, including payments to third party vendors for such services. Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience. Subject to applicable laws and regulations including FINRA rules of conduct and DOL rules and regulations, we may also provide cash and/or non-cash compensation to Selling Firms and Registered Investment Advisors in the

form of gifts, promotional items, occasional meals, and entertainment. Selling Firms may qualify for different levels of sales and service support depending on the volume of business that they do with us.

We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract’s charges.

The alphabetical listing below details the 20 Selling Firms that received the largest amounts of marketing allowance payments and/or marketing support payments in 2021 from JNLD and/or Jackson in relation to the sale of Jackson and Jackson of NY variable insurance products. The total payments received by a Selling Firm is based on sales of all Jackson and Jackson of NY variable insurance products, thus a Selling Firm may appear on the list even if it is not receiving any payments with respect to sales of the Contracts. Payments to these firms ranged from approximately $507 thousand to approximately $19.6 million.

Cambridge Investment
Cetera Advisor Networks LLC
Commonwealth Financial Network
Lincoln Financial Advisors
LPL Financial Corporation
MML Investors Services / MSI Financial Services
Morgan Stanley Smith Barney LLC
Park Avenue Securities
Pruco Securities
Raymond James & Associates Inc.
Royal Alliance Associates, Inc.
Sagepoint Financial, Inc.
Securian Financial Services, Inc.
Securities America, Inc.
Stifel Nicolaus & Co. Inc.
Transamerica Financial Services, Inc.
UBS Financial Services, Inc.
Voya Financial Advisors
Wells Fargo Advisors / Investments
Woodbury Financial Services, Inc.

Please see Appendix C for a complete list of Selling Firms that received amounts of marketing allowance payments and/or marketing support payments in 2021 from JNLD and/or Jackson in relation to the sale of our variable insurance products. While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed and may involve substantial payments on a forward going basis.

Compensation is also paid to employees of JNLD and/or Jackson who are responsible for providing services to Selling Firms. These employees are generally referred to as “wholesalers” and may meet with Selling Firms and/or their registered representatives to provide training and sales support. The compensation paid to the wholesalers may vary based on a number of factors, including Premium payments; types of Contracts or add-on benefits (if any) sold by the Selling Firms that the wholesaler services; wholesaler performance; and overall company performance. The wholesaler may be required to achieve internally-assigned goals related to the same type of factors and may receive bonus payments for the achievement of individual and/or company-wide goals. Compensation is also paid to employees of JNLD who are responsible for making recommendations to persons who are also customers fiduciaries i.e. professional trustees (trust companies) or banks and Registered Investment Advisors. These employees are generally referred to as “annuity support associates”. The compensation paid to annuity support associates is not based on commissions. We compensate our annuity support associates with a base salary and an annual discretionary bonus. The amount of the annual bonus is based on a percentage of the associate’s salary, varies by the associate’s title, and is tied to how well the associate performs his or her job.

JNLD also has relationships with the sub-advisers to the various underlying Funds and their affiliates. JNLD receives payments from some sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which the sub-advisers participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser’s participation. Our affiliated Selling Firms may have other relationships with the sub-advisers (apart from Jackson) including selling retail mutual funds managed or advised by certain sub-advisers.

All of the compensation described here, and other compensation or benefits provided by JNLD and/or Jackson or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation can create a conflict of interest as it may influence your Selling Firm and registered representative to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the Selling Firm and registered representative. You may ask your registered representative about any variations and how he or she and his or her Selling Firm are compensated for selling the Contract.

We sell Jackson products for which JNAM is the advisor. JNAM also serves as the administrator for some sub-accounts. JNLD and JNAM are both subsidiaries of Jackson and have the same ultimate parent company, Jackson Financial Inc. JNLD earns fees associated with its role in distributing JNAM sub-accounts. JNAM also earns fees from the variable annuity contract values that are invested in its various sub-accounts.

PURCHASES

Minimum Initial Premium:

•$25,000 under most circumstances

Minimum Additional Premiums:

•$500 for a qualified or non-qualified plan

•$50 for an automatic payment plan

•You can pay additional Premiums at any time during the accumulation phase.

These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts. We reserve the right to limit the number of Contracts that you may purchase. We reserve the right, in our discretion, to limit, restrict, suspend or reject any or all initial or subsequent Premium payments and to limit the amount, frequency or timing of Premium payments, at any time on a non-discriminatory basis. Any of these actions by us would limit your ability to invest in the Contract and increase your values and benefits. There is a $100 minimum balance requirement for each Investment Division.

Maximum Premiums:

•The maximum aggregate Premiums you may make without our prior approval is $2.5 million.

The payment of subsequent Premiums, depending on market conditions at the time they are made, may or may not contribute to the various benefits under your Contract. Our right to restrict Premiums to a lesser maximum amount may also affect the benefits under your Contract.

Allocations of Premium. You may allocate your Premiums to one or more of the Investment Divisions. The minimum amount you may allocate to the Investment Division is $100. We will allocate any additional Premiums you pay in the same way unless you instruct us otherwise.

You may not allocate your Contract Values among more than 99 Investment Divisions at any one time.

We will issue your Contract and allocate your first Premium within two Business Days (days when the New York Stock Exchange is open) after we receive your first Premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason we are unable to complete this process within five Business Days, we will return your money. Subsequent Premiums are allocated on the Business Day that the Premium is received. Each Business Day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

Accumulation Units. Your Contract Value will go up or down depending on the performance of the Investment Divisions you select. In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an “Accumulation Unit.” During the income phase we use a measure called an “Annuity Unit.”

Every Business Day, we determine the value of an Accumulation Unit for each of the Investment Divisions by:

•determining the total amount of assets held in the particular Investment Division;

•subtracting any taxes chargeable under the Contract; and

•dividing this amount by the number of outstanding Accumulation Units.

Charges deducted through the cancellation of units are not reflected in this computation.

The value of an Accumulation Unit may go up or down from day to day based on the performance of the Funds, expenses, and deduction of Contract charges. The value of an Accumulation Unit is determined on the basis of the per share value of an underlying Fund less applicable Separate Account charges, including any optional endorsement charges that are based on average daily Contract Value in the Investment Divisions and are deducted daily as part of the calculation of Accumulation Units. The base Contract has a different Accumulation Unit value than that of certain combinations of add-on benefits an Owner may elect, based on the differing amount of charges applied in calculating that Accumulation Unit value. We cancel Accumulation Units when we remove amounts from that Investment Division, including as a result of a partial withdrawal, transfer, total withdrawal, the deduction of advisory fees, and certain charges we may deduct.

When you make a Premium payment, we credit your Contract with Accumulation Units. The number of Accumulation Units we credit is determined at the close of that Business Day by dividing the amount of the Premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division that reflects the respective charges under your Contract. If your Premium payment is received after the close of the New York Stock Exchange, the number of Accumulation Units credited will be determined at the end of the next Business Day.

In connection with arrangements we have to transact business electronically, we may have agreements in place whereby the time when certain broker-dealers receive your initial Premium payment and all required information in Good Order will be used for initial pricing of your Contract Values.  However, if we do not have an agreement with a broker-dealer providing for these pricing procedures, initial Premium payments received by the broker-dealer will not be priced until they are received by us. As of the date of this prospectus, we have such an agreement with Morgan Stanley Smith Barney LLC and SBHU Life Agency.  Please check with your financial professional to determine if his/her broker-dealer has an agreement with the Company that provides for these pricing procedures.

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations.

You can make 25 transfers every Contract Year without charge.

A transfer will be effective as of the end of the Business Day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

Restrictions on Transfers: Market Timing. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 25 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

•limiting the number of transfers over a period of time;

•requiring a minimum time period between each transfer;

•limiting transfer requests from an agent acting on behalf of one or more Owners; or

•limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive Business Days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size. We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer. We will notify you and your financial professional in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the JNL/WMC Government Money Market Investment Division, Dollar Cost Averaging, Earnings Sweep or the Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application. Please contact our Customer Care Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

TELEPHONE AND INTERNET TRANSACTIONS

The Basics. You can request certain transactions by telephone or at www.jackson.com, our Internet website, subject to our right to terminate electronic or telephonic transfer privileges described above. For information about your account, please contact our Customer Care Center. We require that you provide proper identification before performing transactions over the telephone or through our Internet website. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jackson.com.

What You Can Do and How. You may make transfers by telephone or through the Internet if you elect to have this privilege. Any authorization you (and any joint Owner) provide to us in an application, at our website, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you, a joint Owner, or your financial professional unless you notify us to the contrary. To notify us, please call us at the Customer Care Center. Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.

You may elect to make partial withdrawals by telephone, provided that we have received your prior written authorization to take instructions over the telephone. The amount of the withdrawal requested cannot exceed 80% of the Contract Value, up to a gross maximum withdrawal of $50,000. Telephone withdrawal requests may only be made by the Owner(s). We reserve the right to discontinue this privilege or implement additional limitations.

What You Can Do and When. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day’s value of an Accumulation Unit for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next Business Day. We will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone our Customer Care Center immediately.

How to Cancel a Transaction. You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Customer Care Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

Our Procedures. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications and other specific details. We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional program must be in writing and will be effective upon receipt of the request in Good Order.

Upon notification of the Owner’s death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor’s/representative’s behalf.

ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

•by making either a partial or total withdrawal,

•by electing the Systematic Withdrawal Program,

•by electing to receive income payments.

Your Beneficiary can have access to the money in your Contract when a death benefit is paid.

When you make a total withdrawal you will receive the value of your Contract as of the end of the Business Day your request is received by us in Good Order, minus any applicable taxes and the Monthly Contract Charges. We will pay the withdrawal proceeds within seven days of a request in Good Order. If a Premium payment made by personal check or electronic draft is received within the five days preceding a withdrawal request, we may delay payment of the withdrawal proceeds up to seven days after the date of the request, to ensure the check or electronic draft is not returned due to insufficient funds.

Your withdrawal request must be in writing but, under certain circumstances, partial withdrawals by telephone are permitted. For more information, please see “Telephone and Internet Transactions” above. We will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse the money. To minimize the risks, the proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing, with an original signature of any address change. We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.

Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Investment Division from which you are making the withdrawal. If the Contract Value is less than $500, any withdrawal request will be treated as a total withdrawal. If you are not specific in your withdrawal request, your withdrawal will be taken from your allocations to the Investment Divisions based on the proportion their respective values bear to the Contract Value.

With the Systematic Withdrawal Program, you may withdraw a specified dollar amount of at least $50 per withdrawal. After your withdrawal, at least $100 must remain in each Investment Division from which the withdrawal was taken. A withdrawal request that would reduce the remaining Contract Value to less than $2,000 will be treated as a request for a total withdrawal.

The Contract is designed for Contract Owners who have hired an investment adviser to manage their Contract Value for a fee. You may authorize payment of the fee from the Contract by requesting a partial withdrawal. There may be tax and Contract implications, including adverse effects on Contract benefits, if you elect to have such fees withdrawn directly from the Contract. Conditions and limitations may apply, so please contact our Customer Care Center for more information. Our contact information is on the cover page of this prospectus. The investment adviser you engage is acting solely on your behalf. We neither endorse any investment advisers, nor make any representations as to their qualifications. The fee for this service would be covered in a separate agreement between you and your adviser, and would be in addition to the fees and expenses described in this prospectus. You are strongly encouraged to discuss the impact of deducting advisory fees directly from your Contract Value with your financial professional before making any elections.

If you elect to pay advisory fees from your Contract Value, this deduction may reduce the basic death benefit, which is equal to Contract Value, and may be subject to federal and state income taxes and a 10% federal penalty tax. These withdrawals are processed as net withdrawals, pro-rata from the investment options in which you are currently allocated. In order to avoid negatively impacting your add-on benefits, we do not permit the deduction of advisory fees from your Contract Value if you have elected any of the available add-on benefits. You may terminate authorization for the direct deduction of advisory fees at any time by providing us with written notice of such termination. For more information on the deduction of advisory fees from your Contract Value, please see “Advisory Fees” beginning on page 15.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make. There are limitations on withdrawals from qualified plans. For more information, please see “TAXES” beginning on page 29.

Systematic Withdrawal Program. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You may withdraw a specified dollar amount of at least $50 per withdrawal, a specified percentage or earnings. Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis. There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on the money you receive.

Suspension of Withdrawals or Transfers. We may be required to suspend or delay withdrawals or transfers to or from an Investment Division when:

•the New York Stock Exchange is closed (other than customary weekend and holiday closings);

•under applicable SEC rules, trading on the New York Stock Exchange is restricted;

•under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or

•the SEC, by order, may permit for the protection of Contract Owners.

INCOME PAYMENTS (THE INCOME PHASE)

The income phase of your Contract occurs when you begin receiving regular income payments from us. The Income Date is the day those payments begin. Once income payments begin, the Contract cannot be returned to the accumulation phase, and you will no longer be able to make withdrawals of Contract Value. You can choose the Income Date and an income option, but the Income Date must be at least one year after the Contract’s Issue Date. All of the Contract Value must be annuitized. The income options are described below.

If you do not choose an income option, we will assume that you selected option 3, which provides a life annuity with 120 months of guaranteed payments.

You can change the Income Date or income option at least seven days before the Income Date, but changes to the Income Date may only be to a later date. You must give us written notice at least seven days before the scheduled Income Date. The latest Income Date, and the date on which payments must begin, is the Contract Anniversary on which the owner will be 95 years old, or by such earlier date as required by a qualified plan, law or regulation.

Under a traditional Individual Retirement Annuity, required minimum distributions must begin in the calendar year in which you attain age 72 (70 1/2 if you reached age 70 1/2 before January 1, 2020) (or such other age as required by law). Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 72 (70 1/2 if you reached age 70 1/2 before January 1, 2020) or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements for Individual Retirement Annuities, qualified plans, and Tax-Sheltered Annuities. Distributions from Roth IRAs are not required prior to your death.

At the Income Date, you can choose to receive fixed payments or variable payments based on the Investment Divisions. If you do not choose how to receive your income payments, your income payments will be variable payments based on the Investment Divisions.

You can choose to have income payments made monthly, quarterly, semi-annually or annually. Or you can choose a single lump-sum payment. The frequency of payments you select will have an impact on the amount of each income payment. For example, an election to receive monthly payments will result in lower payment amounts than an election to receive annual payments. Similarly, an election to receive payments over a longer designated period will result in lower payment amounts than an election to receive payments over a shorter designated period. For income payment options involving life income, the actual age of the Annuitant(s) will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each income payment should be greater than payments based on younger Annuitants. If you have less than $2,000 to apply toward an income option and state law permits, we may provide your payment in a single lump sum, part of which may be taxable as Federal Income. Likewise, if your first income payment would be less than $20 and state law permits, we may set the frequency of payments so that the first payment would be at least $20.

Fixed Income Payments. If you choose to receive fixed payments, the amount of each income payment will be determined by applying the portion of your Contract Value allocated to fixed payments, less any applicable Premium taxes and charges, to the rates in the annuity tables contained in the Contract applicable to the income option chosen. If the current annuity rates provided by us on contracts of this type would be more favorable to you, the current rates will be used.

Variable Income Payments. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

•the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;

•the amount of any applicable Premium taxes deducted from your Contract Value on the Income Date;

•which income option you select; and

•the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

The investment factors in your Contract are calculated based upon a variety of factors, including an assumed net investment rate of 1.0% for all options and, if you select an income option with a life contingency, the age and gender of the Annuitant. State variations may apply.

If the actual net investment rate experienced by an Investment Division exceeds the assumed net investment rate, variable annuity payments will increase over time. Conversely, if the actual net investment rate is less than the assumed net investment rate, variable annuity payments will decrease over time. If the actual net investment rate equals the assumed net investment rate, the variable annuity payments will remain constant.

We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select. If that performance (measured by changes in the value of Annuity Units) exceeds the assumed net investment rate, then your income payments will increase; if that performance is less than the assumed net investment rate, then your income payments will decrease. Neither expenses actually incurred (other than taxes on investment return), nor mortality actually experienced, will adversely affect the dollar amount of subsequent income payments.

Income Options. The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant). The following income options may not be available in all states. Each income option is available as fixed payments or variable payments.

Option 1 - Life Income. This income option provides monthly payments for your life. No further payments are payable after your death. Thus, it is possible for you to receive only one payment if you die prior to the date the second payment is due. If you die after the Income Date but before the first monthly payment, the amount allocated to the income option will be paid to your Beneficiary.

Option 2 - Joint and Survivor. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you. Upon the death of either person, the monthly payments will continue during the lifetime of the survivor. No further payments are payable after the death of the survivor. If you and the person who is the joint life both die after the Income Date but before the first monthly payment, the amount allocated to the income option will be paid to your Beneficiary.

Option 3 - Life Annuity With at Least 120 or 240 Monthly Payments. This income option provides monthly payments for the Annuitant’s life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period. If the Beneficiary does not want to receive the remaining guaranteed payments, a single lump sum may be requested, which will be equal to the present value of the remaining guaranteed payments (as of the date of calculation) discounted at an interest rate that will be equal to the rate used to calculate the initial payment.

Option 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the Beneficiary does not want to receive the remaining guaranteed payments, a single lump sum may be requested, which will be equal to the present value of the remaining guaranteed payments (as of the date of calculation) discounted at an interest rate that will be equal to the rate used to calculate the initial payment.

Additional Options - We may make other income options available.

No withdrawals are permitted during the income phase under an income option that is life contingent.

DEATH BENEFIT

The Contract has a basic death benefit, which is payable during the accumulation phase. Instead you may choose an add-on death benefit for an additional charge. For more information about the availability of an add-on death benefit, please see the application, check with the financial professional helping you to purchase the Contract Value on the date we receive all required documentation from your Beneficiary or contact us at our Customer Care Center. Our contact information is on the first page of this prospectus. The add-on death benefits are only available at the time you apply for a Contract. In addition, once an add-on death benefit is chosen, it cannot be canceled. The add-on death benefits will terminate upon the death of the Owner.

The death benefit is due following our receipt of all required documentation in Good Order. Required documentation includes proof of death, a claim form, and any other documentation we reasonably require. If we have received proof of death and any other required documentation, we will calculate the share of the death benefit due to a Beneficiary of record using Contract values established at the close of business on the date we receive from that Beneficiary a claim form with a payment option elected. If we have not received proof of death or any other required documentation, we will calculate the share of the death benefit due to a Beneficiary of record using Contract values established at the close of business on the date we receive any remaining required documentation. As a result, market fluctuation may cause the calculation of a Beneficiary’s death benefit share to differ from the calculation of another Beneficiary’s death benefit share. We will pay interest on a Beneficiary’s death benefit share as required by law.

We will pay the Contract's basic death benefit unless you have elected an add-on death benefit. If the Contract includes a guaranteed minimum death benefit, we will, according to the Contract's current allocation instructions on file, deposit into the Contract's Investment Divisions the amount by which the guaranteed minimum death benefit exceeds the Contract's account value established at the close of business on the date we receive all documentation in Good Order from the first Beneficiary to submit a claim form.

Basic Death Benefit. The basic death benefit is payable during the accumulation phase. The death benefit equals your Contract Value on the date we receive all required documentation from your Beneficiary.

If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit. If you have a joint Owner, the death benefit will be paid when the first joint Owner dies. The surviving joint Owner will be treated as the

Beneficiary. Any other Beneficiary designated will be treated as a contingent Beneficiary. Only a spousal Beneficiary has the right to continue the Contract in force upon your death.

Earnings Protection Benefit (“EarningsMax”). The Earnings Protection Benefit is an optional benefit that may increase the amount of the death benefit payable at your death, which may help offset state and federal taxes due upon your death. If you are 75 years of age or younger when your Contract is issued, you may elect the Earnings Protection Benefit when the Contract is issued.

If you are under the age of 70 when your Contract is issued and you elect the Earnings Protection Benefit then, the amount that will be added to the death benefit that is otherwise payable is 40% of the earnings in your Contract, subject to the limit described below.

If you are between the ages of 70 and 75 when your Contract is issued and you elect the Earnings Protection Benefit, the amount that will be added to the death benefit that is otherwise payable is 25% of the earnings in your Contract, subject to the limit described below.

For purposes of this benefit, we define earnings as the amount by which the sum of your Contract Value exceeds Remaining Premium. If the earnings amount is negative, i.e ., the Remaining Premium is greater than your Contract Value, no Earnings Protection Benefit will be paid. In determining the maximum amount of earnings on which we will calculate your Earnings Protection Benefit, earnings shall never exceed 250% of the remaining premiums, excluding remaining premiums paid in the 12 months prior to the date of your death (other than your initial Premium if you die in the first Contract year).

Upon your death, unless your spouse continues the Contract under the Spousal Continuation Option (please see “Spousal Continuation Option” on page 28), the Earnings Protection Benefit will be paid and the Earnings Protection Benefit will terminate.

You must elect the Earnings Protection Benefit when you apply for your Contract. Once elected, the benefit may not be terminated. However, if the Contract is continued under the Spousal Continuation Option, your spouse may then elect to discontinue the Earnings Protection Benefit.

No Earnings Protection Benefit will be paid:

• if there are no earnings in your Contract; or

• if your spouse exercises the Spousal Continuation Option (described below).

On each fifth Contract Anniversary, the GMDB charge may be increased. If you elect to opt out of the current charge increase and any future charge increases at the time an increase is announced, Premium payments subsequent to such election will not be allowed. For more information, please see “Add-On Benefit Expenses”.

Unlike the basic death benefit, this add-on death benefit may provide value on or after the Income Date. Payment under this add-on death benefit will only be made if you wait until the Latest Income Date to begin receiving income payments. If the Income Date is before the Latest Income Date, then this add-on death benefit terminates, and no death benefit is payable. However, if the Income Date is on the Latest Income Date, then the death benefit amount is equal to the Earnings Protection Benefit on the Latest Income Date.

The Earnings Protection Benefit may not be available in your state. See your financial professional for information regarding the availability of the Earnings Protection Benefit.

Return of Premium Guaranteed Minimum Death Benefit (“Return of Premium GMDB”) changes your basic death benefit during the accumulation phase of your Contract to the greater of:

a.your Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or

b.all Premiums paid into the Contract (net of any applicable premium taxes and charges), reduced for withdrawals (including any applicable adjustments) in proportion to the reduction in the Contract Value at the time of the withdrawal.

The Return of Premium GMDB Benefit Base will be determined at the end of any Business Day, and is equal to all Premiums (net of any applicable Premium tax) paid into the Contract, reduced by any withdrawals (including any applicable adjustments for such withdrawals). All adjustments will occur at the time of the withdrawal or Premium payment and all adjustments for amounts withdrawn reduce the death benefit in the same proportion that the Contract Value was reduced on the date of the withdrawal. If the Contract Value is lower than the GMDB benefit base on the date of a withdrawal, that withdrawal may reduce the GMDB benefit base by more than the dollar amount of the withdrawal. For example, if the Contract Value is $80,000 and Premium is $100,000 prior to a withdrawal of $8,000, the withdrawal will reduce Premium to $90,000 using the formula $100,000 - ($100,000 x $8,000/$80,000). Withdrawals may prematurely reduce the value of this Return of Premium Death Benefit.

On each fifth Contract Anniversary, the GMDB charge may be increased. If you elect to opt out of the current charge increase and any future charge increases at the time an increase is announced, Premium payments subsequent to such election will not be allowed. For more information, please see “Death Benefit Charges”.

Please note that if you elect this add-on benefit, ownership changes are allowed, but Covered Lives cannot be changed. Under this GMDB, the original Owner and any joint Owner are the Covered Lives. If the Owner is a legal entity, the Annuitant (and any joint Annuitant) named at election of the GMDB is a Covered Life.

Unlike the basic death benefit, this add-on death benefit may provide value on or after the Income Date. Payment under this add-on death benefit will only be made if you wait until the Latest Income Date to begin receiving income payments. If the Income Date is before the Latest Income Date, then this add-on death benefit terminates, and no death benefit is payable. However, if the Income Date is on the Latest Income Date, then the death benefit amount is equal to:

a.the GMDB Benefit Base on the Latest Income Date; less

b.the Contract Value on the Latest Income Date.

If there is a death benefit amount on or after the Income Date, it will be payable to the Beneficiary when due proof of any Covered Life’s death is received by the Company in Good Order. If the Covered Life is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment. The above GMDB’s features are supplemented by the examples in “Appendix D (GMDB Prospectus Examples).”

Payout Options. The basic death benefit and add-on death benefit can be paid under one of the following payout options:

•single lump-sum payment;

•payment of entire death benefit within 5 years of the date of death;

•payment of the entire death benefit under an income option over the Beneficiary’s lifetime or for a period not extending beyond the Beneficiary’s life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary’s lifetime or for a period not extending beyond the Beneficiary’s life expectancy, with the balance of the death benefit payable to the Beneficiary. Any portion of the death benefit not applied under an income option within one year of the Owner’s death, however, must be paid within five years of the date of the Owner’s death; or

•the Beneficiary may elect to receive distribution of the entire death benefit in a series of automatic withdrawals, beginning within one year of the date of death, over a period not extending beyond the Beneficiary’s life expectancy. The distributions must satisfy the minimum distribution requirements resulting from the death of the Owner as defined by the Internal Revenue Code and the implementing regulations. Upon the Beneficiary’s death, under a tax-qualified Contract, the designated beneficiary may elect to continue such distributions or take a lump-sum distribution of the Contract Value. Under a non-qualified Contract, the designated beneficiary will receive a lump-sum distribution of the Contract Value.

Under these payout options, the Beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the Beneficiary.

If the Beneficiary elects to receive the death benefit as an income option, the Beneficiary must make that a payout option election within 60 days of the date we receive proof of death and payments of the death benefit must begin within one year of the date of death. If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your Beneficiary is your spouse, he/she may elect to continue the Contract, at the current Contract Value, in his/her own name. If no payout option is selected, the entire death benefit will be paid within 5 years of the Owner’s date of death. The death benefit will remain invested in the Investment Divisions in accordance with the allocation instructions given by the Owner until a payout option is selected, or new instructions are received from the Beneficiary after the claim is processed. For more information, please see “Spousal Continuation Option” below.

Pre-Selected Payout Options. As Owner, you may also make a predetermined selection of the death benefit payout option if your death occurs before the Income Date. However, at the time of your death, we may modify the death benefit option if the death benefit you selected exceeds the life expectancy of the Beneficiary. If this Pre-selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. If the Beneficiary does not submit the required documentation for the death benefit to us within one year of your death, however, the death benefit must be paid, in a single lump sum, within five years of your death. The Pre-selected Death Benefit Option may not be available in your state.

Spousal Continuation Option. If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Spousal Continuation Option, no death benefit will be paid at that time. Moreover, except as described below, we will contribute to the Contract a continuation adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value. We calculate the continuation adjustment amount using the Contract Value and death benefit as of the date we receive completed forms and due proof of death from the Beneficiary of record and the spousal Beneficiary’s written request to continue the Contract (the “Continuation Date”). We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Spousal Continuation Option may not be available in your state. See your financial professional for information regarding the availability of the Spousal Continuation Option.

If your spouse continues the Contract in his/her own name under the Spousal Continuation Option, the new Contract Value will be considered the initial Premium for purposes of determining any future death benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract prospectively, so the death benefit may be at a different level.

If your spouse elects to continue the Contract, any add-on death benefit will terminate upon the death of the Owner.

The Spousal Continuation Option is available to elect one time on the Contract. However, if you have elected the Pre-selected Death Benefit Option the Contract cannot be continued under the Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code. The Pre-selected Death Benefit Option may not be available in your state.

Death of Owner On or After the Income Date. If you or a joint Owner dies, and is not the Annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the Beneficiary becomes the Owner. If the joint Owner dies, the surviving joint Owner, if any, will be the designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.

Death of Annuitant. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Owner is a legal entity (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

If the Annuitant dies on or after the Income Date, any remaining guaranteed payment will be paid to the Beneficiary as provided for in the income option selected. Any remaining guaranteed payment will be paid at least as rapidly as under the method of distribution in effect at the Annuitant’s death.

Stretch Contracts. The beneficiary of death benefit proceeds from another company’s non-qualified annuity contract or the eligible designated beneficiary (as defined by the Internal Revenue Code and implementing regulations) of death benefit proceeds from another company’s non-qualified annuity contract or plan, may use the death benefit proceeds to purchase a Contract (“Stretch Contract”) from us. The beneficiary of the prior contract or plan (“Beneficial Owner”) must begin taking distributions, or must have begun taking distributions under the prior contract or plan, within one year of the decedent’s death. The distributions must be taken over a period not to exceed the life expectancy of the Beneficial Owner, and the distributions must satisfy the minimum distribution requirements resulting from the decedent’s death as defined by the Internal Revenue Code and implementing regulations. (See “Non-Qualified Contracts – Required Distributions” on page 30.) Upon the Beneficial Owner’s death, under an IRA or other qualified plan Stretch Contract, the designated beneficiary must distribute the Contract Value on or before the end of the 10th year after the Beneficial Owner’s death. Upon the Beneficial Owner’s death, under a non-qualified Stretch Contract, the Stretch Contract terminates, and the designated beneficiary will receive a lump-sum distribution of the Contract Value. Non-qualified Stretch Contracts may not be available in all states.

The rights of Beneficial Owners are limited to those applicable to the distribution of the death benefit proceeds. Add-on benefits are not available.

Special requirements apply to non-qualified Stretch Contracts. All Premium payments must be received in the form of a full or partial 1035 exchange of the death benefit proceeds from a non-qualified annuity contract and other forms of Premium payments are not permitted. Joint ownership is not permitted. The Beneficial Owner may not annuitize the Stretch Contract. The Stretch Contract terminates upon the Beneficial Owner’s death, and we will pay the Contract Value to the Beneficial Owner’s beneficiary(ies) in a lump-sum distribution. Please read the Contract and accompanying endorsement carefully for more information about these and other requirements.

TAXES

The following is only general information and is not intended as tax advice to any individual. Jackson does not make any guarantee regarding the tax status of any contract or any transaction involving the contracts. It should be understood that the following discussion is not exhaustive and that other special rules may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws or to compare the tax treatment of the contracts to the tax treatment of any other investment. You are responsible for determining whether your purchase of a contract, withdrawals, income payments, and any other transactions under your contract satisfy applicable tax law. Additional tax information is included in the Statement of Additional Information (“SAI”). You should consult your own tax advisor as to how these general rules will apply to you if you purchase a Contract.

CONTRACT OWNER TAXATION

Tax-Qualified and Non-Qualified Contracts. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan) your Contract will be what is referred to as a tax-qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own advisor regarding these features and benefits of the Contract prior to purchasing a tax-qualified contract.

If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract. Some broker-dealers only offer the Contracts as non-qualified contracts. Some broker-dealers only offer the Contracts as non-qualified contracts.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

Non-Qualified Contracts – General Taxation. Increases in the value of a non-qualified contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal or an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Loans, assignments, or pledges based on a non-qualified contract are treated as distributions.

Non-Qualified Contracts – Aggregation of Contracts. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

Non-Qualified Contracts – Withdrawals and Income Payments. Any withdrawal from a non-qualified contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. In contrast, a part of each income payment under a non-qualified contract is generally treated as a non-taxable return of Premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified contract. This penalty tax will not apply to any amounts:

•paid on or after the date you reach age 59 1/2;

•paid to your Beneficiary after you die;

•paid if you become totally disabled (as that term is defined in the Code);

•paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives (or joint life expectancies) of you and your Beneficiary;

•paid under an immediate annuity; or

•which come from Premiums made prior to August 14, 1982.

As of 2013, the taxable portion of distributions from a non-qualified annuity contract are considered investment income for purposes of the Medicare tax on investment income. As a result, a 3.8% tax will generally apply to some or all of the taxable portion of distributions to individuals whose modified adjusted gross income exceeds certain threshold amounts. These levels are $200,000 in the case of single taxpayers, $250,000 in the case of married taxpayers filing joint returns, and $125,000 in the case of married taxpayers filing separately. Owners should consult their own tax advisors for more information.

Non-Qualified Contracts – Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified contract issued after January 18, 1985 to provide that (a) if an Owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner’s death; and (b) if an Owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the Owner’s death.

The requirements of (b) above can be considered satisfied if any portion of the Owner’s interest which is payable to or for the benefit of a “designated beneficiary” is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner’s death. The Owner’s “designated beneficiary,” who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the Owner’s “designated beneficiary” is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Owner. A surviving spouse must meet the requirements under federal tax law to continue the contract.

Non-Qualified Contracts - 1035 Exchanges. Under Section 1035 of the Code, you can purchase a variable annuity contract through a tax-free exchange of another annuity contract, or a life insurance or endowment contract. For the exchange to be tax-free under Section 1035, the owner and annuitant must be the same under the original annuity contract and the Contract issued to you in the exchange. If the original contract is a life insurance contract or endowment contract, the owner and the insured on the original contract must be the same as the owner and annuitant on the Contract issued to you in the exchange. Under certain circumstances, partial withdrawals may be treated as a tax-free “partial 1035 exchange” (please see the SAI for more information).

Tax-Qualified Contracts – Withdrawals and Income Payments. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified contracts. The Code also imposes required minimum distributions for tax-qualified contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified contract will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified contract because contributions will have been made on a pre-tax or tax-deductible basis.

Withdrawals – Tax-Sheltered Annuities. The Code limits the withdrawal of amounts attributable to Premium payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an Owner:

•reaches age 59 1/2;

•leaves his/her job;

•dies;

•becomes disabled (as that term is defined in the Code); or

•experiences hardship. However, in the case of hardship, the Owner can only withdraw the Premium and not any earnings.

Withdrawals – Roth IRAs. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual’s death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild or ancestor. See SAI for additional details about Roth IRAs.

Constructive Withdrawals – Investment Adviser Fees. Pursuant to guidance provided by the Internal Revenue Service in a series of Private Letter Rulings, we only permit the deduction of investment adviser fees from a contract in the following circumstances:

•The contract is an advisory fee product;

•A written contract exists between the registered investment adviser and the contract owner;

•The contract owner has no liability for the fees;

•The fees are paid solely from the annuity contract to the registered investment adviser;

•No optional benefit endorsements have been added to the contract.

When these requirements are met, we will not treat such a deduction of fees as a taxable distribution. In order to prevent negative tax consequences, these deductions are only permitted if the above requirements are met. Any withdrawals taken by a contract owner in scenarios that do not conform to the above requirements will be treated as any other partial withdrawal from the contract, and may be subject to federal and state income taxes and a 10% federal penalty tax.

Death Benefits. None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

Assignment. An assignment of your Contract will generally be a taxable event. Assignments of a tax-qualified contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax advisor prior to making any assignment of your Contract.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The total value of the Contract assigned or pledged that exceeds the aggregate Premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed in connection with Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. The Code requires the Qualified Contract to be nontransferable.

Diversification. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. We believe that the underlying investments are being managed so as to comply with these requirements. A fuller discussion of the diversification requirements is contained in the SAI.

Owner Control. In a Revenue Ruling issued in 2003, the Internal Revenue Service (IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the Contract Owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the Contract Owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the Contract Owner and Jackson regarding the availability of a particular investment option and other than the Contract Owner’s right to allocate Premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an adviser in its sole and absolute discretion. See Revenue Rule 2003-91 and the SAI for additional details.

Withholding. In general, the income portion of distributions from a Contract are subject to 10% federal income tax withholding and the income portion of income payments are subject to withholding at the same rate as wages unless you elect not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

Eligible rollover distributions from a Contract issued under certain types of tax-qualified plans will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments. Distributions which may not be rolled over are those which are:

(a)    one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee’s beneficiary, or (c) for a specified period of ten years or more;

(b)    a required minimum distribution; or

(c)    a hardship withdrawal.

Jackson reserves the right to change tax reporting practices where it determines that a change is necessary to comply with federal or state tax rules (whether formal or informal).

Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Definition of Spouse. The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an annuitant other than the owner, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

JACKSON TAXATION

We reserve the right to deduct from the Contract Value any taxes attributed to the Contract and paid by us to any government entity (including, but not limited to, Premium Taxes, Federal, state and local withholding of income, estate, inheritance, other taxes required by law and any new or increased state income taxes that may be enacted into law). Premium taxes generally range from 0.5% to 3.5%, which are applicable only in certain jurisdictions. We will determine when taxes relate to the Contract.

We may pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. We will withhold taxes required by law from any amounts payable from this Contract.

We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below. While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the Contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product owners are not the owners of the assets generating the benefits under applicable income tax law; and (iii) we do not currently include company income taxes in the charges owners pay under the products.

OTHER INFORMATION

Dollar Cost Averaging. You can arrange to have a dollar amount or percentage of money periodically transferred automatically into the Investment Divisions (each a “Designated Option”) from any of the Investment Divisions (each a “Source Option”).

In the case of transfers from Investment Divisions with a less volatile unit value to the Investment Divisions, Dollar Cost Averaging can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase. Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets.

There is no charge for Dollar Cost Averaging. You may cancel your Dollar Cost Averaging program using whatever methods you use to change your allocation instructions. You should consult with your financial professional with respect to the current availability of Dollar Cost Averaging. Certain restrictions may apply.

Earnings Sweep. You can choose to have your earnings transferred automatically on a monthly basis from the JNL/WMC Government Money Market Investment Division into other Investment Divisions. Earnings Sweep may only be added within 30 days of the Issue Date of your Contract.

There is no charge for Earnings Sweep. You may cancel your Earnings Sweep program using whatever methods you use to change your allocation instructions. You should consult with your financial professional with respect to the current availability of Earnings Sweep. Certain restrictions may apply.

Guidance Model Portfolios. The Elite Access Advisory II Guidance Model Portfolios may be offered to you through your financial professional at no additional cost to assist in diversifying your investment across various asset classes of the available Investment Divisions (the “Guidance Model Portfolios” or “Models”). The Guidance Model Portfolios allow you to choose from ten Models designed to assist in meeting your stated investment goals. Each Guidance Model Portfolio is comprised of a carefully selected combination of Investment Divisions representing various asset classes. The Models allocate among the various asset classes to attempt to match certain combinations of investors’ investment time horizon and risk comfort level. Please consult your financial professional for more information about investment based on the Guidance Model Portfolios.

Electing a Guidance Model Portfolio

Your financial professional is available to assist you in electing a Guidance Model Portfolio when you purchase your variable annuity or if after Contract issue. You should determine, with the assistance of your financial professional, as needed, which Model is most appropriate for you based on your financial needs, risk comfort level and investment time horizon. You may request to discontinue the use of a Model by notifying your financial professional who will advise you on how to execute your decision.

You may also choose to invest gradually into a Guidance Model Portfolio through the Dollar Cost Averaging (DCA) program. Please see “Dollar Cost Averaging” above.

You may invest in more than one Guidance Model Portfolio at a time and also invest in other Investment Divisions that are not part of the Guidance Model Portfolios. If you split your investment in one or more Guidance Model Portfolios, your investment may no longer be consistent with the Guidance Model Portfolio’s intended objectives. Additionally, if you invest in any Investment Divisions in addition to investing in a Guidance Model Portfolio, such an investment may not be or remain consistent with the Guidance Model Portfolio’s intended objectives you selected. Therefore, if you invest in a Guidance Model Portfolio, you should speak with your financial professional before investing in other Investment Divisions that are not part of the Guidance Model Portfolios.

You may request withdrawals, as permitted by your Contract, which will be taken proportionately from each of the allocations in the selected Guidance Model Portfolio unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Investment Divisions in the Guidance Model Portfolio, your investment may no longer be consistent with the Guidance Model Portfolio’s intended objectives. Withdrawals will be subject to the usual tax consequences.

As further discussed with your financial professional, you can transfer 100% of your investment from each Guidance Model Portfolio to other Guidance Model Portfolios at any time; you will be transferred into the then current Models available. As a result of your transfer, you will need to update your allocation instructions on file with respect to subsequent Premium payments and, if applicable, DCA allocation instructions and Rebalancing instructions, if you want to reflect your new Model selection. Transfers where allocation and balancing instructions are not applicable, such as transfers of partial investments in a Model or transfers to multiple Models will require more detailed accompanying new instructions. Transfers in excess of 25 in a Contract Year may be subject to a charge (see “Transfer Charge” on page 15).

New Guidance Model Portfolios may be configured from time to time. The existing Models will remain unchanged. Thus, once you invest in a Model, the percentages of your Contract Value allocated to each Investment Division within the selected Model will not be changed by us. Any subsequent Premium payments will be invested in the same Guidance Model Portfolio as your existing Model and will not be invested in the then current Guidance Model Portfolios allocations, unless we receive specific written instructions to change to a new Guidance Model Portfolio. Your financial professional can provide you with information regarding the availability and nature of any new Guidance Model Portfolios and your selection of ones that meet your needs and goals. You should speak with your financial professional about how to keep the Investment Division allocations in your Guidance Model Portfolio in line with your investment goals over time.

Please see “Dollar Cost Averaging” above and “Rebalancing” below.

A subsequent Premium payment will be invested in the same Guidance Model Portfolio as your current investment unless we receive different instructions from you. You should consult with your financial professional to determine if you should update your allocation instructions, DCA target allocation instructions and/or Rebalancing program instructions on file when you make a subsequent Premium payment.

You can elect to have your investment in the Guidance Model Portfolios rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Investment Divisions of the Model you selected. Over time, the Guidance Model Portfolio you select may no longer align with its original investment objective due to the effects of Investment Division performance and changes in the Investment Division’s investment objectives. Therefore, if you do not elect to have your investment in the Guidance Model Portfolio rebalanced at least annually, then your investment may no longer be consistent with the Guidance Model Portfolio’s intended objectives. In addition, your investment goals, financial situation and risk comfort level may change over time. You should consult with your financial professional about how to keep your Guidance Model Portfolio’s allocations in line with your investment goals. Finally, changes in investment objectives or management of the underlying Funds invested in by the Investment Divisions in the Models may mean that, over time, the Models no longer are consistent with their original investment goals.

Important Information about the Guidance Model Portfolios

The Guidance Model Portfolios are not intended as investment advice about investing in the Investment Divisions, and we do not provide investment advice regarding whether a Guidance Model Portfolio should be revised or whether it remains appropriate to invest in accordance with any particular Guidance Model Portfolio. The Guidance Model Portfolios do not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Guidance Model Portfolios may have been built. Also, allocation to a single asset class may outperform a Model, so that you could have better investment returns investing in a single asset class than in a Guidance Model Portfolio. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Investment Division chosen for a particular Guidance Model Portfolio will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Guidance Model Portfolios represent suggested allocations that are provided to you as general guidance through your financial professional. You should work with your financial professional in determining if one of the Guidance Model Portfolios meets your financial needs, investment time horizon, and is consistent with your risk comfort level. Information concerning the specific Guidance Model Portfolios can be obtained from your financial professional.

We reserve the right to change the Investment Divisions and/or allocations to certain Investment Divisions in each Model to the extent that Investment Divisions or the Funds in which they invest are liquidated, substituted, merged or otherwise reorganized.

We reserve the right to modify, suspend or terminate the Guidance Model Portfolios at any time. You should consult your financial professional with respect to the current availability of Guidance Model Portfolios.

Rebalancing. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions.

There is no charge for Rebalancing. You may cancel your Rebalancing program using whatever methods you use to change your allocation instructions. You should consult with your financial professional with respect to the current availability of Rebalancing. Certain restrictions may apply.

Free Look. You may return your Contract to the selling agent or us within ten days (or longer if required by your state) after receiving it. We will return

•the Contract Value, plus

•any fees and expenses deducted from the Premiums.

We will determine the Contract Value in the Investment Divisions as of the date we receive the Contract (subject to state variations). In states that require the return of Premium payments, we will return the greater of Premium payments and Contract Value. We will pay the applicable free look proceeds within seven days of a request in Good Order. If a Premium payment made by personal check or electronic draft is received within the five days preceding a free look request, we may delay payment of the free look proceeds up to seven days after the date of the request, to ensure the check or electronic draft is not returned due to insufficient funds. In some states, we are required to hold the Premiums of a senior citizen in the JNL/WMC Government Money Market Investment Division during the free look period, unless we are specifically directed to allocate the Premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

Advertising. From time to time, we may advertise several types of performance of the Investment Divisions.

•Total return is the overall change in the value of an investment in an Investment Division over a given period of time.

•Standardized average annual total return is calculated in accordance with SEC guidelines.

•Non-standardized total return may be for periods other than those required by, or may otherwise differ from, standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

•Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. Performance may reflect the deduction of the Monthly Contract Charges.

Modification of Your Contract. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract. Any change or waiver must be in writing. We may change the terms of your Contract without your consent in order to comply with changes in any applicable provisions or requirements of the Internal Revenue Code.

Confirmation of Transactions. We will send you a written statement confirming that a financial transaction, such as a Premium payment, withdrawal, or transfer has been completed. This confirmation statement will provide details about the transaction. Certain transactions which are made on a periodic or systematic basis will be confirmed in a quarterly statement only.

It is important that you carefully review the information contained in the statements that confirm your transactions. If you believe an error has occurred you must notify us in writing within 30 days of receipt of the statement so we can make any appropriate adjustments. If we do not receive notice of any such potential error, we may not be responsible for correcting the error.

Delivery of Fund Reports. Paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from Jackson. Instead, the reports will be made available on Jackson’s website (www.jackson.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. You may elect to receive all future annual and semi-annual Fund reports in paper free of charge. You can inform Jackson that you wish to receive paper copies of those reports by contacting Jackson as described on the cover page of this prospectus. Your election to receive annual and semi-annual Fund reports will apply to all Funds described herein.

Legal Proceedings. Jackson and its subsidiaries are defendants in a number of civil proceedings arising in the ordinary course of business and otherwise. We do not believe at the present time that any pending action or proceeding will have a material adverse effect upon the Separate Account, Jackson’s ability to meet its obligations under the Contracts, or Jackson National Life Distributors LLC’s ability to perform its contract with the Separate Account.

Rule 12h-7 Reliance. Jackson is relying on Securities and Exchange Commission (“SEC”) Rule 12h-7, which exempts insurance companies from filing periodic reports under the Securities Exchange Act of 1934 with respect to variable annuity contracts that are registered under the Securities Act of 1933 and regulated as insurance under state law.

APPENDIX A

FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds (all Class A shares) available under the Contract, which is subject to change, as discussed in the prospectus. Certain broker-dealers selling the Contracts may limit the Investment Divisions that are available to their customers. You can find the prospectuses and other information about the Funds online at connect.rightprospectus.com/Jackson. You can also request this information at no cost by calling 1-800-644-4565 or by sending an email request to ProspectusRequest@jackson.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) * The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 Year	5 Year	10 Year
	JNL/American Funds Balanced Fund[1]
Allocation	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.91%[2]	14.71%	11.50%	8.95%
	JNL/American Funds Bond Fund of America Fund[1,4]
Domestic/Global Fixed-Income	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.81%[2]	-0.14%	4.49%	3.52%
	JNL/American Funds Capital Income Builder Fund[1]
Allocation	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.95%[2]	14.53%	N/A	N/A
	JNL/American Funds Capital World Bond Fund[1]
Domestic/Global Fixed-Income	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	1.07%[2]	-5.33%	3.17%	1.75%
	JNL/American Funds Global Growth Fund[1]
Domestic/Global Equity	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	1.07%[2]	16.08%	19.38%	N/A
	JNL/American Funds Global Small Capitalization Fund[1]
Domestic/Global Equity	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	1.24%[2]	6.38%	15.10%	12.17%
	JNL/American Funds Growth Fund[1]
Domestic/Global Equity	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.91%[2]	21.61%	25.02%	N/A
	JNL/American Funds Growth-Income Fund[1]
Domestic/Global Equity	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.92%[2]	23.65%	15.95%	14.95%
	JNL/American Funds International Fund[1]
International	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	1.17%[2]	-1.82%	9.22%	7.71%
	JNL/American Funds New World Fund[1]
International	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	1.25%[2]	4.46%	12.78%	8.23%
	JNL/American Funds® Washington Mutual Investors Fund[1]
Domestic/Global Equity	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.93%[2]	27.31%	12.12%	13.35%

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) * The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 Year	5 Year	10 Year
	JNL Multi-Manager Alternative Fund
Alternative Strategies	(Boston Partners Global Investors, Inc.; DoubleLine Capital LP; First Pacific Advisors, LP; Kayne Anderson Rudnick Investment Management, LLC; Lazard Asset Management LLC; Loomis, Sayles & Company, L.P.; Westchester Capital Management, LLC; and Western Asset Management Company, LLC)	2.01%	2.78%	4.30%	N/A
	JNL Multi-Manager Emerging Markets Equity Fund
International	(Kayne Anderson Rudnick Investment Management, LLC; T. Rowe Price Associates, Inc. (Sub-Sub-Adviser: T. Rowe Price Hong Kong Limited); WCM Investment Management, LLC; and Wellington Management Company LLP)	1.22%	0.08%	6.16%	4.12%
	JNL Multi-Manager International Small Cap Fund
International	(Baillie Gifford Overseas Limited; Causeway Capital Management LLC; and WCM Investment Management, LLC)	1.23%	15.62%	N/A	N/A
	JNL Multi-Manager Mid Cap Fund
Domestic/Global Equity	(Champlain Investment Partners, LLC; ClearBridge Investments, LLC; Kayne Anderson Rudnick Investment Management, LLC; Nuance Investments, LLC; and Victory Capital Management Inc.)	1.08%	24.25%	14.93%	N/A
	JNL Multi-Manager Small Cap Growth Fund
Domestic/Global Equity	(BAMCO, Inc.; Granahan Investment Management, Inc.; Kayne Anderson Rudnick Investment Management, LLC; Segall Bryant & Hamill, LLC; Victory Capital Management Inc.; and WCM Investment Management, LLC)	0.96%	2.92%	20.61%	14.66%
	JNL Multi-Manager Small Cap Value Fund
Domestic/Global Equity	(Congress Asset Management Company, LLP; Cooke & Bieler, L.P.; Reinhart Partners, Inc.; River Road Asset Management, LLC; and WCM Investment Management, LLC)	1.07%	22.99%	9.05%	10.59%
	JNL iShares Tactical Moderate Fund
Allocation	(Mellon Investments Corporation)	0.81%	7.64%	7.14%	N/A
	JNL iShares Tactical Moderate Growth Fund
Allocation	(Mellon Investments Corporation)	0.84%	11.32%	9.41%	N/A
	JNL iShares Tactical Growth Fund
Allocation	(Mellon Investments Corporation)	0.86%	15.04%	11.25%	N/A
	JNL/American Funds Moderate Growth Allocation Fund
Allocation		0.99%	9.96%	11.06%	N/A
	JNL/American Funds Growth Allocation Fund
Allocation		1.01%	13.64%	13.94%	N/A
	JNL/AB Sustainable Global Thematic Fund
Domestic/Global Equity	(AllianceBernstein L.P.)	1.11%	N/A	N/A	N/A
	JNL/AQR Large Cap Defensive Style Fund
Domestic/Global Equity	(AQR Capital Management, LLC)	0.86%	21.99%	N/A	N/A
	JNL/Baillie Gifford International Growth Fund
International	(Baillie Gifford Overseas Limited)	0.99%	-6.97%	N/A	N/A

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) * The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 Year	5 Year	10 Year
	JNL/Baillie Gifford U.S. Equity Growth Fund
Domestic/Global Equity	(Baillie Gifford Overseas Limited)	0.95%	N/A	N/A	N/A
	JNL/BlackRock Global Allocation Fund
Allocation	(BlackRock Investment Management, LLC)	1.04%	7.30%	9.58%	7.53%
	JNL/BlackRock Global Natural Resources Fund
Alternative Assets	(BlackRock International Limited)	0.99%	30.59%	4.66%	1.38%
	JNL/BlackRock Large Cap Select Growth Fund
Domestic/Global Equity	(BlackRock Investment Management, LLC)	0.86%	20.45%	24.60%	18.29%
	JNL/Causeway International Value Select Fund
International	(Causeway Capital Management LLC)	0.97%	8.50%	7.69%	5.93%
	JNL/ClearBridge Large Cap Growth Fund
Domestic/Global Equity	(ClearBridge Investments, LLC)	0.94%	21.17%	N/A	N/A
	JNL/DFA International Core Equity Fund
International	(Dimensional Fund Advisors LP)	0.91%	11.33%	N/A	N/A
	JNL/DFA U.S. Core Equity Fund
Domestic/Global Equity	(Dimensional Fund Advisors LP)	0.80%	26.88%	16.13%	14.81%
	JNL/DFA U.S. Small Cap Fund
Domestic/Global Equity	(Dimensional Fund Advisors LP)	0.99%	27.46%	10.73%	N/A
	JNL/DoubleLine® Core Fixed Income Fund
Domestic/Global Fixed-Income	(DoubleLine Capital LP)	0.77%	-0.43%	3.43%	2.99%
	JNL/DoubleLine® Emerging Markets Fixed Income Fund
International Fixed-Income	(DoubleLine Capital LP)	1.07%	0.74%	3.81%	N/A
	JNL/DoubleLine® Shiller Enhanced CAPE® Fund
Domestic/Global Equity	(DoubleLine Capital LP)	1.00%	24.01%	17.24%	N/A
	JNL/DoubleLine® Total Return Fund
Domestic/Global Fixed-Income	(DoubleLine Capital LP)	0.82%	-0.43%	2.72%	N/A
	JNL/Fidelity Institutional Asset Management® Total Bond Fund
Domestic/Global Fixed-Income	(FIAM LLC)	0.78%	-0.69%	3.58%	3.22%
	JNL/First Sentier Global Infrastructure Fund
Alternative Assets	(First Sentier Investors (Australia) IM Ltd)	1.15%	12.95%	7.27%	7.43%
	JNL/Franklin Templeton Income Fund
Domestic/Global Equity	(Franklin Advisers, Inc.)	0.93%	14.75%	7.17%	7.03%
	JNL/Goldman Sachs 4 Fund
Domestic/Global Equity	(Goldman Sachs Asset Management, L.P. and Mellon Investments Corporation)	0.70%	35.48%	13.87%	14.37%
	JNL/GQG Emerging Markets Equity Fund
International	(GQG Partners, LLC)	1.36%	-2.30%	N/A	N/A

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) * The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 Year	5 Year	10 Year
	JNL/Harris Oakmark Global Equity Fund
Domestic/Global Equity	(Harris Associates L.P.)	1.14%	17.85%	10.13%	N/A
	JNL/Heitman U.S. Focused Real Estate Fund
Alternative Assets	(Heitman Real Estate Securities LLC)	1.11%	44.13%	N/A	N/A
	JNL/Invesco Diversified Dividend Fund
Domestic/Global Equity	(Invesco Advisers, Inc.)	0.98%	18.65%	N/A	N/A
	JNL/Invesco Global Growth Fund
Domestic/Global Equity	(Invesco Advisers, Inc.)	0.96%	15.37%	18.06%	13.97%
	JNL/Invesco Small Cap Growth Fund
Domestic/Global Equity	(Invesco Advisers, Inc.)	1.05%	7.27%	18.86%	16.52%
	JNL/JPMorgan Global Allocation Fund
Allocation	(J.P. Morgan Investment Management Inc.)	1.06%[2]	8.89%	8.66%	N/A
	JNL/JPMorgan Hedged Equity Fund
Alternative Strategies	(J.P. Morgan Investment Management Inc.)	0.97%	12.94%	N/A	N/A
	JNL/JPMorgan MidCap Growth Fund
Domestic/Global Equity	(J.P. Morgan Investment Management Inc.)	0.88%	11.03%	23.09%	18.31%
	JNL/JPMorgan U.S. Government & Quality Bond Fund
Domestic/Global Fixed-Income	(J.P. Morgan Investment Management Inc.)	0.68%	-2.14%	2.79%	2.11%
	JNL/JPMorgan U.S. Value Fund
Domestic/Global Equity	(J.P. Morgan Investment Management Inc.)	0.89%	27.36%	8.19%	9.84%
	JNL/Lazard International Strategic Equity Fund
International	(Lazard Asset Management LLC)	1.15%	6.42%	11.06%	N/A
	JNL/Loomis Sayles Global Growth Fund
Domestic/Global Equity	(Loomis, Sayles & Company, L.P.)	1.01%	5.61%	N/A	N/A
	JNL/Lord Abbett Short Duration Income Fund
Domestic/Global Fixed-Income	(Lord, Abbett & Co. LLC)	0.81%	0.33%	N/A	N/A
	JNL/Mellon DowSM Index Fund
Domestic/Global Equity	(Mellon Investments Corporation)	0.65%	20.16%	14.83%	13.87%
	JNL/Mellon Emerging Markets Index Fund[3]
International	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.73%[2]	-3.50%	8.98%	4.52%
	JNL/Mellon World Index Fund
Domestic/Global Equity	(Mellon Investments Corporation)	0.66%	21.17%	14.53%	11.56%
	JNL/Mellon Nasdaq® 100 Index Fund
Domestic/Global Equity	(Mellon Investments Corporation)	0.64%	26.70%	27.80%	22.26%
	JNL/Mellon S&P 500 Index Fund
Domestic/Global Equity	(Mellon Investments Corporation)	0.52%	28.09%	17.87%	15.94%

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) * The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 Year	5 Year	10 Year
	JNL/Mellon S&P 400 MidCap Index Fund[3]
Domestic/Global Equity	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.57%[2]	24.13%	12.49%	13.62%
	JNL/Mellon Small Cap Index Fund[3]
Domestic/Global Equity	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.57%[2]	26.12%	11.91%	13.48%
	JNL/Mellon International Index Fund[3]
International	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.62%[2]	10.47%	9.19%	7.61%
	JNL/Mellon Bond Index Fund[3]
Domestic/Global Fixed-Income	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.58%[2]	-2.17%	2.97%	2.29%
	JNL/Mellon U.S. Stock Market Index Fund
Domestic/Global Equity	(Mellon Investments Corporation)	0.61%	25.35%	N/A	N/A
	JNL/Mellon Communication Services Sector Fund
Sector	(Mellon Investments Corporation)	0.65%	15.64%	12.30%	13.29%
	JNL/Mellon Consumer Discretionary Sector Fund
Sector	(Mellon Investments Corporation)	0.64%	22.54%	22.48%	19.59%
	JNL/Mellon Consumer Staples Sector Fund
Sector	(Mellon Investments Corporation)	0.66%	16.28%	N/A	N/A
	JNL/Mellon Energy Sector Fund
Sector	(Mellon Investments Corporation)	0.64%	54.69%	-2.97%	-0.16%
	JNL/Mellon Financial Sector Fund
Sector	(Mellon Investments Corporation)	0.64%	29.34%	11.13%	14.74%
	JNL/Mellon Healthcare Sector Fund
Sector	(Mellon Investments Corporation)	0.63%	20.20%	17.15%	16.81%
	JNL/Mellon Industrials Sector Fund
Sector	(Mellon Investments Corporation)	0.66%	20.92%	N/A	N/A
	JNL/Mellon Information Technology Sector Fund
Sector	(Mellon Investments Corporation)	0.62%	33.21%	31.08%	22.72%
	JNL/Mellon Materials Sector Fund
Sector	(Mellon Investments Corporation)	0.67%	28.39%	N/A	N/A
	JNL/Mellon Real Estate Sector Fund
Sector	(Mellon Investments Corporation)	0.66%	38.76%	N/A	N/A
	JNL/Mellon Utilities Sector Fund
Sector	(Mellon Investments Corporation)	0.66%	16.77%	10.70%	N/A
	JNL/MFS Mid Cap Value Fund
Domestic/Global Equity	(Massachusetts Financial Services Company (d/b/a MFS Investment Management))	0.95%	30.53%	12.12%	12.50%
	JNL/Morningstar PitchBook Listed Private Equity Index Fund
Alternative Assets	(Mellon Investments Corporation)	0.78%	N/A	N/A	N/A
	JNL/Morningstar U.S. Sustainability Index Fund
Domestic/Global Equity	(Mellon Investments Corporation)	0.71%	30.63%	N/A	N/A
	JNL/Morningstar Wide Moat Index Fund
Domestic/Global Equity	(Mellon Investments Corporation)	0.76%	23.89%	N/A	N/A
	JNL/Neuberger Berman Commodity Strategy Fund
Alternative Assets	(Neuberger Berman Investment Advisers LLC)	0.91%	29.76%	5.95%	N/A

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) * The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 Year	5 Year	10 Year
	JNL/Neuberger Berman Gold Plus Strategy Fund
Alternative Assets	(Neuberger Berman Investment Advisers LLC)	1.21%	N/A	N/A	N/A
	JNL/Neuberger Berman Strategic Income Fund
Domestic/Global Fixed-Income	(Neuberger Berman Investment Advisers LLC)	0.93%	2.65%	4.56%	N/A
	JNL/Newton Equity Income Fund
Domestic/Global Equity	(Newton Investment Management North America, LLC)	0.91%	32.77%	12.83%	N/A
	JNL/PIMCO Income Fund
Domestic/Global Fixed-Income	(Pacific Investment Management Company LLC)	0.93%	1.99%	N/A	N/A
	JNL/PIMCO Investment Grade Credit Bond Fund
Domestic/Global Fixed-Income	(Pacific Investment Management Company LLC)	0.73%	-1.62%	5.35%	N/A
	JNL/PIMCO Real Return Fund
Domestic/Global Fixed-Income	(Pacific Investment Management Company LLC)	0.81%	5.40%	5.12%	2.90%
	JNL/PPM America Floating Rate Income Fund
Domestic/Global Fixed-Income	(PPM America, Inc.)	0.95%	3.73%	2.81%	3.41%
	JNL/PPM America High Yield Bond Fund
Domestic/Global Fixed-Income	(PPM America, Inc.)	0.74%	5.75%	5.33%	5.98%
	JNL/PPM America Total Return Fund
Domestic/Global Fixed-Income	(PPM America, Inc.)	0.78%	-1.15%	4.24%	4.20%
	JNL/RAFI® Fundamental U.S. Small Cap Fund
Domestic/Global Equity	(Mellon Investments Corporation)	0.67%	30.24%	3.90%	9.56%
	JNL/RAFI® Multi-Factor U.S. Equity Fund
Domestic/Global Equity	(Mellon Investments Corporation)	0.67%	26.39%	11.89%	12.69%
	JNL/T. Rowe Price Balanced Fund
Allocation	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	1.00%	12.73%	10.80%	N/A
	JNL/T. Rowe Price Capital Appreciation Fund
Domestic/Global Equity	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.96%	17.89%	14.64%	N/A
	JNL/T. Rowe Price Established Growth Fund
Domestic/Global Equity	(T. Rowe Price Associates, Inc.)	0.83%	14.43%	22.06%	18.48%
	JNL/T. Rowe Price Mid-Cap Growth Fund
Domestic/Global Equity	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.96%	12.91%	17.37%	15.97%
	JNL/T. Rowe Price Short-Term Bond Fund
Domestic/Global Fixed-Income	(T. Rowe Price Associates, Inc.)	0.71%	-0.38%	1.96%	1.45%
	JNL/T. Rowe Price U.S. High Yield Fund
Domestic/Global Fixed-Income	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.94%	4.82%	4.15%	N/A
	JNL/T. Rowe Price Value Fund
Domestic/Global Equity	(T. Rowe Price Associates, Inc.)	0.86%	29.55%	14.10%	14.58%

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) * The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 Year	5 Year	10 Year
	JNL/Vanguard Moderate ETF Allocation Fund
Allocation	(Mellon Investments Corporation)	0.70%	6.38%	N/A	N/A
	JNL/Vanguard Moderate Growth ETF Allocation Fund
Allocation	(Mellon Investments Corporation)	0.70%	10.36%	N/A	N/A
	JNL/Vanguard Growth ETF Allocation Fund
Allocation	(Mellon Investments Corporation)	0.69%	14.31%	N/A	N/A
	JNL/WCM China Quality Growth Fund
International	(WCM Investment Management, LLC)	1.31%	N/A	N/A	N/A
	JNL/WCM Focused International Equity Fund
International	(WCM Investment Management, LLC)	1.11%	17.08%	20.50%	N/A
	JNL/Westchester Capital Event Driven Fund
Alternative Strategies	(Westchester Capital Management, LLC)	1.66%	2.96%	6.27%	N/A
	JNL/Western Asset Global Multi-Sector Bond Fund
Domestic/Global Fixed-Income	(Western Asset Management Company, LLC; Sub-Sub-Advisers: Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.)	1.00%	-4.33%	-1.22%	1.28%
	JNL/William Blair International Leaders Fund
International	(William Blair Investment Management, LLC)	0.97%	6.20%	10.13%	8.03%
	JNL/WMC Balanced Fund
Domestic/Global Equity	(Wellington Management Company LLP)	0.71%	18.68%	11.15%	10.40%
	JNL/WMC Equity Income Fund
Domestic/Global Equity	(Wellington Management Company LLP)	0.89%	25.65%	N/A	N/A
	JNL/WMC Global Real Estate Fund
Alternative Assets	(Wellington Management Company LLP)	1.04%	26.67%	7.07%	8.03%
	JNL/WMC Government Money Market Fund
Domestic/Global Fixed-Income	(Wellington Management Company LLP)	0.37%[2]	0%	0.60%	0.30%
	JNL/WMC Value Fund
Domestic/Global Equity	(Wellington Management Company LLP)	0.78%	26.98%	11.18%	12.22%
	JNL/Goldman Sachs Managed Conservative Fund
Allocation	(Goldman Sachs Asset Management, L.P.)	1.02%	3.72%	5.52%	4.72%
	JNL/Goldman Sachs Managed Moderate Fund
Allocation	(Goldman Sachs Asset Management, L.P.)	1.04%	6.76%	8.14%	6.99%
	JNL/Goldman Sachs Managed Moderate Growth Fund
Allocation	(Goldman Sachs Asset Management, L.P.)	1.06%	10.84%	10.98%	9.28%
	JNL/Goldman Sachs Managed Growth Fund
Allocation	(Goldman Sachs Asset Management, L.P.)	1.08%	14.47%	13.99%	11.76%
	JNL/Goldman Sachs Managed Aggressive Growth Fund
Allocation	(Goldman Sachs Asset Management, L.P.)	1.11%	16.32%	15.29%	12.83%
	JNL Conservative Allocation Fund
Allocation		1.11%	3.75%	5.57%	N/A
	JNL Moderate Allocation Fund
Allocation		1.12%	7.40%	7.73%	N/A
	JNL Moderate Growth Allocation Fund
Allocation		1.14%	10.26%	9.70%	8.87%

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) * The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 Year	5 Year	10 Year
	JNL Growth Allocation Fund
Allocation		1.17%	13.13%	11.73%	10.45%
	JNL Aggressive Growth Allocation Fund
Allocation		1.19%	15.42%	12.97%	11.20%

1	Capital Research and Management Company is the investment adviser of the master fund in which this feeder fund invests. Under the master-feeder fund structure, the feeder fund does not buy individual securities directly. Rather, the feeder fund invests all of its investment assets in a corresponding master fund, which invests directly in individual securities.
2	The Fund’s current expenses reflect temporary fee reductions.
3	Mellon Investments Corporation is the investment sub-adviser of the master fund in which this feeder fund invests. Under the master-feeder fund structure, the feeder fund does not buy individual securities directly. Rather, the feeder fund invests all of its investment assets in a corresponding master fund, which invests directly in individual securities.
4	The performance displayed is that of the Master Fund. Performance for the Fund has not been included because the Fund has less than one full calendar year of operations.

APPENDIX B

TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES

“JNL ® ,” “Jackson National ® ,” “Jackson ® ,” “Jackson of NY ® ” and “Jackson National Life Insurance Company of New York ® ” are trademarks of Jackson National Life Insurance Company ® .

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

Fidelity Institutional Asset Management is a registered service mark of FMR LLC. Used with permission.

The "Dow Jones Industrial Average" is a product of S&P Dow Jones Indices LLC ("SPDJI"), and has been licensed for use by Jackson National Life Insurance Company and its Affiliates (collectively, "Jackson"). Standard & Poor's ® and S&P ® are registered trademarks of Standard & Poor's Financial Services LLC ("S&P"); DJIA ® , The Dow ® , Dow Jones ® and Dow Jones Industrial Average™ are trademarks of Dow Jones Trademark Holdings, LLC ("Dow Jones"); and have been licensed to SPDJI and have been sub-licensed for use for certain purposes by Jackson. The JNL/Mellon Dow SM Index Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, "S&P Dow Jones Indices"). S&P Dow Jones Indices make no representation or warranty, expressed or implied, to the owners of the JNL/Mellon Dow SM Index Fund or any member of the public regarding the advisability of investing in securities generally or in the JNL/Mellon Dow SM Index Fund particularly or the ability of the Dow Jones Industrial Average to track general market performance. S&P Dow Jones Indices' only relationship to Jackson is the licensing of the Dow Jones Industrial Average and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices or its licensors. The Dow Jones Industrial Average is determined, composed and calculated by S&P Dow Jones Indices without regard to Jackson or the JNL/Mellon Dow SM Index Fund. S&P Dow Jones Indices have no obligation to take the needs of Jackson, or the owners of the JNL/Mellon Dow SM Index Fund into consideration in determining, composing or calculating the Dow Jones Industrial Average. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the JNL/Mellon Dow SM Index Fund or the timing of the issuance or sale of the JNL/Mellon Dow SM Index Fund in the determination or calculation of the equation by which the JNL/Mellon Dow SM Index Fund is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the JNL/Mellon Dow SM Index Fund. There is no assurance that investment products based on the Dow Jones Industrial Average will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to the JNL/Mellon Dow SM Index Fund currently being issued by Jackson, but which may be similar to and competitive with the JNL/Mellon Dow SM Index Fund. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Dow Jones Industrial Average.

S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE DOW JONES INDUSTRIAL AVERAGE OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY JACKSON, OWNERS OF THE JNL/MELLON DOW SM INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INDUSTRIAL AVERAGE OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND JACKSON, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

The S&P 500 Index, S&P MidCap 400 Index, and S&P SmallCap 600 Index, (collectively, the "Indices") are products of S&P Dow Jones Indices LLC ("SPDJI"), and have been licensed for use by Jackson National Life Insurance Company ("Jackson") and its affiliates (collectively, "Jackson"). Standard & Poor's ® , S&P ® and S&P 500 ® , S&P MidCap 400 ® and S&P SmallCap 600 ® are registered trademarks of Standard & Poor's Financial Services LLC ("S&P"); Dow Jones ® is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and these trademarks have been licensed for use by SPDJI and have been sub-licensed for certain purposes by Jackson. The JNL/Mellon S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, and JNL/Mellon

Small Cap Index Fund (collectively, the "JNL Funds") are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, "S&P Dow Jones Indices"). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of the JNL Funds or any member of the public regarding the advisability of investing in securities generally or in the JNL Funds particularly or the ability of the Indices to track general market performance. S&P Dow Jones Indices' only relationship to Jackson with respect to the Indices is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices or its licensors. The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to Jackson or the JNL Funds. S&P Dow Jones Indices have no obligation to take the needs of Jackson or the owners of the JNL Funds into consideration in determining, composing or calculating the Indices. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the JNL Funds or the timing of the issuance or sale of the JNL Funds in the determination or calculation of the equation by which the JNL Funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the JNL Funds. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to the JNL Funds currently being issued by Jackson, but which may be similar to and competitive with JNL Funds. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Index.

S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY JACKSON OR OWNERS OF THE JNL FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND JACKSON, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

The JNL/Mellon Nasdaq ® 100 Index Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the JNL/Mellon Nasdaq ® 100 Index Fund. The Corporations make no representation or warranty, express or implied to the owners of the JNL/Mellon Nasdaq ® 100 Index Fund or any member of the public regarding the advisability of investing in securities generally or in the JNL/Mellon Nasdaq ® 100 Index Fund particularly, or the ability of the Nasdaq-100 ® Index to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company ("Licensee") is in the licensing of the NASDAQ ® , and Nasdaq-100 ® Index TM registered trademarks, and certain trade names of the Corporations and the use of the Nasdaq-100 ® Index which is determined, composed and calculated by NASDAQ without regard to Licensee or the JNL/Mellon Nasdaq ® 100 Index Fund. Nasdaq has no obligation to take the needs of the Licensee or the owners of the JNL/Mellon Nasdaq ® 100 Index Fund into consideration in determining, composing or calculating the Nasdaq-100 ® Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the JNL/Mellon Nasdaq ® 100 Index Fund to be issued or in the determination or calculation of the equation by which the JNL/Mellon Nasdaq ® 100 Index Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the JNL/Mellon Nasdaq ® 100 Index Fund.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 ® INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE JNL/MELLON NASDAQ ® 100 INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 ® INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 ® INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL,

PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Morningstar ® and the Morningstar Indices (as defined below) are trademarks or service marks of Morningstar, Inc. ("Morningstar") and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). The JNL Funds (as defined below) are not sponsored, endorsed, sold or promoted by Morningstar, or any of its affiliated companies (all such entities, collectively, ''Morningstar Entities"). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the JNL Funds or any member of the public regarding the advisability of investing in securities generally or in the JNL Funds in particular or the ability of the Morningstar Indices to track general stock market performance. The Morningstar Entities' only relationship to JNAM is the licensing of: (i) certain service marks and service names of Morningstar; and (ii) of the Morningstar Indices which is are determined, composed and calculated by the Morningstar Entities without regard to JNAM or the JNL Funds. The Morningstar Entities have no obligation to take the needs of JNAM or the owners of the JNL Funds into consideration in determining, composing or calculating the Morningstar Indices. The Morningstar Entities are not responsible for and have not participated in the determination of the prices and amount of the JNL Funds or the timing of the issuance or sale of the JNL Funds or in the determination or calculation of the equation by which the JNL Funds are converted into cash. The Morningstar Entities have no obligation or liability in connection with the administration, marketing or trading of the JNL Funds.

Index (collectively, the "Morningstar Indices")	Fund (collectively, the "JNL Funds")
Morningstar® Aggressive Target Risk IndexSM	JNL Aggressive Growth Allocation Fund JNL/Goldman Sachs Managed Aggressive Growth Fund
Morningstar® China IndexSM	JNL/WCM China Quality Growth Fund
Morningstar® Conservative Target Risk IndexSM	JNL Conservative Allocation Fund JNL/Goldman Sachs Managed Conservative Fund
Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM
JNL/Lazard International Strategic Equity Fund
JNL/Goldman Sachs Managed Aggressive Growth Fund
JNL/Goldman Sachs Managed Conservative Fund
JNL/Goldman Sachs Managed Growth Fund
JNL/Goldman Sachs Managed Moderate Growth Fund
JNL/Goldman Sachs Managed Moderate Fund
JNL/Mellon International Index Fund
JNL/T. Rowe Price Balanced Fund

Morningstar® Developed Markets ex-North America Value Target Market Exposure IndexSM	JNL/Causeway International Value Select Fund
Morningstar® Developed Markets ex-US Target Market Exposure IndexSM	JNL/DFA International Core Equity Fund
Morningstar® Developed Markets Target Market Exposure IndexSM	JNL/BlackRock Global Allocation Fund JNL/Harris Oakmark Global Equity Fund JNL/Mellon World Index Fund JNL/Morningstar PitchBook Listed Private Equity Index Fund
Morningstar® Dividend Composite IndexSM	JNL/WMC Equity Income Fund
Morningstar® Emerging Markets IndexSM	JNL Multi-Manager Emerging Markets Equity Fund
Morningstar® Emerging Markets Target Market Exposure IndexSM	JNL/Mellon Emerging Markets Index Fund JNL/GQG Emerging Markets Equity Fund
Morningstar® Global ex-US Small Cap Target Market Exposure Index SM	JNL Multi-Manager International Small Cap Fund
Morningstar® Global ex-US Target Market Exposure IndexSM	JNL/American Funds International Fund JNL/Baillie Gifford International Growth Fund JNL/WCM Focused International Equity Fund JNL/William Blair International Leaders Fund
Morningstar® Global Small Cap Target Market Exposure IndexSM	JNL/American Funds Global Small Capitalization Fund

Index (collectively, the "Morningstar Indices")	Fund (collectively, the "JNL Funds")
Morningstar® Global Target Market Exposure IndexSM
JNL Aggressive Growth Allocation Fund
JNL Conservative Allocation Fund
JNL Growth Allocation Fund
JNL iShares Tactical Growth Fund
JNL iShares Tactical Moderate Fund
JNL iShares Tactical Moderate Growth Fund
JNL Moderate Allocation Fund
JNL Moderate Growth Allocation Fund
JNL/AB Sustainable Global Thematic Fund
JNL/American Funds Capital Income Builder Fund
JNL/American Funds Global Growth Fund
JNL/American Funds Growth Allocation Fund
JNL/American Funds Moderate Growth Allocation Fund
JNL/American Funds New World Fund
JNL/Invesco Global Growth Fund
JNL/JPMorgan Global Allocation Fund
JNL/Loomis Sayles Global Growth Fund
JNL/Vanguard Growth ETF Allocation Fund
JNL/Vanguard Moderate ETF Allocation Fund
JNL/Vanguard Moderate Growth ETF Allocation Fund

Morningstar® Moderate Target Risk IndexSM
JNL iShares Tactical Moderate Growth Fund
JNL Moderate Growth Allocation Fund
JNL/American Funds Moderate Growth Allocation Fund
JNL/Goldman Sachs Managed Moderate Growth Fund
JNL/T. Rowe Price Balanced Fund
JNL/Vanguard Moderate Growth ETF Allocation Fund

Morningstar® Moderately Aggressive Target Risk IndexSM	JNL iShares Tactical Growth Fund JNL Growth Allocation Fund JNL/American Funds Growth Allocation Fund JNL/Goldman Sachs Managed Growth Fund JNL/Vanguard Growth ETF Allocation Fund
Morningstar® Moderately Conservative Target Risk IndexSM	JNL iShares Tactical Moderate Fund JNL Moderate Allocation Fund JNL/Goldman Sachs Managed Moderate Fund JNL/Vanguard Moderate ETF Allocation Fund
Morningstar® PitchBook Developed Markets Listed Private Equity IndexSM	JNL/Morningstar PitchBook Listed Private Equity Index Fund
Morningstar® US Basic Materials Sector IndexSM	JNL/Mellon Materials Sector Fund
Morningstar® US Communication Services IndexSM	JNL/Mellon Communication Services Sector Fund
Morningstar® US Consumer Cyclical Sector IndexSM	JNL/Mellon Consumer Discretionary Sector Fund
Morningstar® US Consumer Defensive Sector IndexSM	JNL/Mellon Consumer Staples Sector Fund
Morningstar® US Energy IndexSM	JNL/Mellon Energy Sector Fund
Morningstar® US Financial Services Sector IndexSM	JNL/Mellon Financial Sector Fund
Morningstar® US Healthcare Sector IndexSM	JNL/Mellon Healthcare Sector Fund
Morningstar® US Industrials Sector IndexSM	JNL/Mellon Industrials Sector Fund
Morningstar® US Large-Mid Cap IndexSM	JNL/Morningstar U.S. Sustainability Index Fund
Morningstar® US Large-Mid Cap Broad Growth IndexSM	JNL/Baillie Gifford U.S. Equity Growth Fund JNL/BlackRock Large Cap Select Growth Fund JNL/ClearBridge Large Cap Growth Fund JNL/T. Rowe Price Established Growth Fund
Morningstar® US Large-Mid Cap Broad Value IndexSM	JNL/Invesco Diversified Dividend Fund JNL/JPMorgan U.S. Value Fund JNL/Newton Equity Income Fund JNL/T. Rowe Price Value Fund JNL/WMC Value Fund
Morningstar® US Market IndexSM	JNL/Mellon U.S. Stock Market Index Fund

Index (collectively, the "Morningstar Indices")	Fund (collectively, the "JNL Funds")
Morningstar® US Market Extended IndexSM	JNL/DFA U.S. Core Equity Fund
Morningstar® US Mid Cap Broad Growth IndexSM	JNL/JPMorgan MidCap Growth Fund JNL/T. Rowe Price Mid-Cap Growth Fund
Morningstar® US Mid Cap Broad Value IndexSM	JNL/MFS Mid Cap Value Fund
Morningstar® US Mid Cap IndexSM	JNL Multi-Manager Mid Cap Fund
Morningstar® US Real Estate Sector IndexSM	JNL/Mellon Real Estate Sector Fund
Morningstar® US REIT IndexSM	JNL/Heitman U.S. Focused Real Estate Fund
Morningstar® US Small Cap Broad Growth Extended IndexSM	JNL Multi-Manager Small Cap Growth Fund JNL/Invesco Small Cap Growth Fund
Morningstar® US Small Cap Broad Value Extended IndexSM	JNL Multi-Manager Small Cap Value Fund
Morningstar® US Small Cap Extended IndexSM	JNL/DFA U.S. Small Cap Fund JNL/RAFI® Fundamental U.S. Small Cap Fund
Morningstar® US Technology Sector IndexSM	JNL/Mellon Information Technology Sector Fund
Morningstar® US Target Market Exposure IndexSM	JNL/AQR Large Cap Defensive Style Fund
Morningstar® US Sustainability IndexSM	JNL/Morningstar U.S. Sustainability Index Fund
Morningstar® US Utilities Sector IndexSM	JNL/Mellon Utilities Sector Fund
Morningstar® Wide Moat Focus IndexSM	JNL/Morningstar Wide Moat Index Fund

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR INDICES OR ANY DATA INCLUDED THEREIN AND THE MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE MORNINGSTAR ENTITIES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY JNAM, OWNERS OR USERS OF THE JNL FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE MORNINGSTAR INDICES OR ANY DATA INCLUDED THEREIN. THE MORNINGSTAR ENTITIES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MORNINGSTAR INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE MORNINGSTAR ENTITIES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The JNL/RAFI ® Fundamental U.S. Small Cap Fund and JNL/RAFI ® Multi-Factor U.S. Equity Fund (the "JNL/RAFI Funds") are not sponsored, offered, or sold in any manner by RAFI Indices, LLC or any of its affiliates, licensors or contractors (the "RAFI Parties") nor do any of the RAFI Parties offer to any person purchasing a product that uses or incorporates a product based on an Index any express or implicit guarantee, warranty or assurance either with regard to the results of using the RAFI Multi-Factor ® US Index and RAFI Fundamental US Small Index (each an "Index") or the Index Price at any time or in any other respect. Each Index is calculated and published by the RAFI Parties. The RAFI Parties use commercially reasonable efforts to ensure that the Index is calculated correctly. None of the RAFI Parties shall be liable to any person purchasing a product that uses or incorporates a product based on the Index for any error, omission, inaccuracy, incompleteness, delay, or interruption in the Index or any data related thereto or have any obligation to point out errors in the Index to any person. Neither publication of each Index by the RAFI Parties nor the licensing of the Index or Index trademark for the purpose of use in connection with the JNL/RAFI Funds constitutes a recommendation by any of the RAFI Parties to invest in nor does it in any way represent an assurance, endorsement or opinion of any of the RAFI Parties with regard to any investment in the JNL/RAFI Funds. The trade names Fundamental Index ® and RAFI ® are registered trademarks of Research Affiliates, LLC in the US and other countries.

"Bloomberg ® " and the Bloomberg Indices (as defined below) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the index (collectively, "Bloomberg"), and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").

The JNL Funds (as defined below) are not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the JNL Funds or any member of the public regarding the advisability of investing in securities generally or in the JNL Funds particularly. The only relationship of Bloomberg to JNAM is the licensing of certain trademarks, trade names and service marks and of the Bloomberg Indices, which is determined, composed and calculated by BISL without regard to JNAM or the JNL Funds. Bloomberg has no obligation to take the needs of JNAM or the owners of the JNL Funds into consideration in determining, composing or calculating the Bloomberg Indices. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the JNL

Funds to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to JNL Funds customers, in connection with the administration, marketing or trading of the JNL Funds.

Index (collectively, the "Bloomberg Indices")	Fund (collectively, the "JNL Funds")
Bloomberg 1-3 Year Government/Credit Index	JNL/T. Rowe Price Short-Term Bond Fund
Bloomberg Commodity Index	JNL/Neuberger Berman Commodity Strategy Fund
Bloomberg Commodity Gold Total Return Subindex	JNL/Neuberger Berman Gold Plus Strategy Fund
Bloomberg Global Aggregate Index	JNL/American Funds Capital World Bond Fund JNL/JPMorgan Global Allocation Fund JNL/Western Asset Global Multi-Sector Bond Fund
Bloomberg U.S. High Yield 2% Issuer Cap Index	JNL/Western Asset Global Multi-Sector Bond Fund
Bloomberg U.S. Aggregate Bond Index
JNL Aggressive Growth Allocation Fund
JNL Conservative Allocation Fund
JNL Growth Allocation Fund
JNL iShares Tactical Growth Fund
JNL iShares Tactical Moderate Fund
JNL iShares Tactical Moderate Growth Fund
JNL Moderate Allocation Fund
JNL Moderate Growth Allocation Fund
JNL/American Funds Balanced Fund
JNL/American Funds Bond Fund of America Fund
JNL/American Funds Capital Income Builder Fund
JNL/American Funds Growth Allocation Fund
JNL/American Funds Moderate Growth Allocation Fund
JNL/DoubleLine® Core Fixed Income Fund
JNL/DoubleLine® Total Return Fund
JNL/Fidelity Institutional Asset Management® Total Bond Fund
JNL/Goldman Sachs Managed Aggressive Growth Fund
JNL/Goldman Sachs Managed Conservative Fund
JNL/Goldman Sachs Managed Growth Fund
JNL/Goldman Sachs Managed Moderate Fund
JNL/Goldman Sachs Managed Moderate Growth Fund
JNL/Mellon Bond Index Fund
JNL/Neuberger Berman Strategic Income Fund
JNL/PIMCO Income Fund
JNL/PPM America Total Return Fund
JNL/T. Rowe Price Balanced Fund
JNL/T. Rowe Price Capital Appreciation Fund
JNL/Vanguard Growth ETF Allocation Fund
JNL/Vanguard Moderate ETF Allocation Fund
JNL/Vanguard Moderate Growth ETF Allocation Fund
JNL/WMC Balanced Fund

Bloomberg U.S. Credit Bond Index	JNL/PIMCO Investment Grade Credit Bond Fund
Bloomberg U.S. Government Bond Index	JNL/JPMorgan U.S. Government & Quality Bond Fund
Bloomberg U.S. TIPS Index	JNL/PIMCO Real Return Fund

BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG INDICES OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY JNAM, OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG INDICES OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG INDICES OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING

IN CONNECTION WITH THE JNL FUNDS OR BLOOMBERG INDICES OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.

Barclays Capital Inc. and its affiliates ("Barclays") is not the issuer or producer of JNL/DoubleLine ® Shiller Enhanced CAPE ® Fund and Barclays has no responsibilities, obligations or duties to investors in JNL/DoubleLine ® Shiller Enhanced CAPE ® Fund. The Shiller Barclays CAPE™ US Sector II ER USD Index is a trademark owned by Barclays Bank PLC and licensed for use by JNL Series Trust ("JNLST") as the Issuer of JNL/DoubleLine ® Shiller Enhanced CAPE ® Fund. Barclays only relationship with the Issuer in respect of Shiller Barclays CAPE™ US Sector II ER USD Index is the licensing of the Shiller Barclays CAPE™ US Sector II ER USD Index which is determined, composed and calculated by Barclays without regard to the Issuer or the JNL/DoubleLine® Shiller Enhanced CAPE ® Fund or the owners of the JNL/DoubleLine ® Shiller Enhanced CAPE ® Fund. Additionally, JNLST or JNL/DoubleLine ® Shiller Enhanced CAPE ® Fund may for itself execute transaction(s) with Barclays in or relating to the Shiller Barclays CAPE™ US Sector II ER USD Index in connection with JNL/DoubleLine ® Shiller Enhanced CAPE ® Fund investors acquire JNL/DoubleLine ® Shiller Enhanced CAPE ® Fund from JNLST and investors neither acquire any interest in Shiller Barclays CAPE™ US Sector II ER USD Index nor enter into any relationship of any kind whatsoever with Barclays upon making an investment in JNL/DoubleLine ® Shiller Enhanced CAPE ® Fund. The JNL/DoubleLine ® Shiller Enhanced CAPE ® Fund is not sponsored, endorsed, sold or promoted by Barclays. Barclays does not make any representation or warranty, express or implied regarding the advisability of investing in the JNL/DoubleLine ® Shiller Enhanced CAPE ® Fund or the advisability of investing in securities generally or the ability of the Shiller Barclays CAPE™ US Sector II ER USD Index to track corresponding or relative market performance. Barclays has not passed on the legality or suitability of the JNL/DoubleLine ® Shiller Enhanced CAPE ® Fund with respect to any person or entity. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the JNL/DoubleLine ® Shiller Enhanced CAPE ® Fund to be issued. Barclays has no obligation to take the needs of the Issuer or the owners of the JNL/DoubleLine ® Shiller Enhanced CAPE ® Fund or any other third party into consideration in determining, composing or calculating the Shiller Barclays CAPE™ US Sector II ER USD Index Barclays has no obligation or liability in connection with administration, marketing or trading of the JNL/DoubleLine ® Shiller Enhanced CAPE ® Fund.

The licensing agreement between JNLST and Barclays is solely for the benefit of JNLST and Barclays and not for the benefit of the owners of the JNL/DoubleLine ® Shiller Enhanced CAPE ® Fund, investors or other third parties.

BARCLAYS SHALL HAVE NO LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE SHILLER BARCLAYS CAPE™ US SECTOR II ER USD INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE SHILLER BARCLAYS CAPE™ US SECTOR II ER USD INDEX. BARCLAYS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE SHILLER BARCLAYS CAPE™ US SECTOR II ER USD INDEX OR ANY DATA INCLUDED THEREIN. BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE SHILLER BARCLAYS CAPE™ US SECTOR II ER USD INDEX OR ANY DATA INCLUDED THEREIN. BARCLAYS RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE SHILLER BARCLAYS CAPE™ US SECTOR II ER USD INDEX, AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE SHILLER BARCLAYS CAPE™ US SECTOR II ER USD INDEX BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE SHILLER BARCLAYS CAPE™ US SECTOR II ER USD INDEX OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE JNL/DOUBLELINE ® SHILLER ENHANCED CAPE ® FUND.

None of the information supplied by Barclays Bank PLC and used in this publication may be reproduced in any manner without the prior written permission of Barclays Capital, the investment banking division of Barclays Bank PLC. Barclays Bank PLC is registered in England No. 1026167. Registered office 1 Churchill Place London E l 4 5HP.

APPENDIX C

SELLING FIRM SUPPORT

Below is a complete list of Selling Firms that received marketing and distribution and/or administrative support in 2021 from the Distributor and/or Jackson in relation to the sale of Jackson and Jackson of NY variable insurance products.

AE Financial Services LLC
American Portfolios Financial Services
Ameritas Investment Corp.
APW Capital, Inc.
Arete Wealth Management LLC
Arlington Securities, Inc.
Ausdal Financial Partners, Inc.
Avantax (formerly H.D. Vest Investment Securities, Inc.)
B Riley Wealth Management
BancWest Investment Services, Inc.
Bankers Life Securities, Inc.
BBVA Investment Solutions
BCG Securities, Inc.
Benjamin F Edwards & Co, Inc.
Berthel Fisher & Co Financial Services
Brokers International Financial Services
Cabot Lodge
Cadaret Grant & Company
Calton & Associates, Inc.
Cambridge Investment
Cantella & Co., Inc.
Capital Investment Companies
Carson Pacific
Centaurus Financial
Center Street Securities
Cetera Advisor Networks LLC
Cetera Advisors LLC
Cetera Financial Specialists
Cetera Investment Services LLC
CFD Investments, Inc.
Chelsea Financial Services
CitiGroup Global Markets, Inc.
Citizens Investment Services (formerly CCO)
Commonwealth Financial Network
Concourse Financial Group Securities, Inc.
Coordinated Capital Securities
Crown Capital Securities LP
CUNA Brokerage Services
CUSO Financial Services Inc & L.P.
D. A. Davidson & Company
D. H. Hill Securities LLP
Delta Securities Company LLC
Dempsey Lord Smith, LLC
DFPG Investments
Equitable Network (formerly AXA)
Equity Services
Fifth Third Securities
Financial Services Institute
First Allied Securities Inc.
First Horizon (formerly FTB Advisors)
Fortune Financial Services
FSC Securities Corporation
G. A. Repple & Company
G. W. Sherwold Associates. Inc.
Geneos Wealth Management, Inc.
Glen Eagle Wealth, LLC
GLP Investment Services, LLC
Grove Point LLC (formerly H Beck, Inc.)
GWN Securities Inc.
Hantz Financial Services
Harbour Investments
Hightower Securities
Hornor Townsend & Kent, Inc.
Independence Capital Co.
Independent Financial Group
Infinex Investments, Inc.
Infinity Securities, Inc.
Innovation Partners LLC
International Asset Advisory
Investacorp, Inc.
Investment Professional Inc. [A]
J W Cole Financial Inc.
Janney, Montgomery Scott, LLC
JJB Hilliard WL Lyons LLC
Kalos Capital, Inc.
Kestra Financial Services (formerly NFP Securities, Inc.)
Key Investment Services
KMS Financial Services
Kovack Securities, Inc.
LaSalle St. Securities LLC
Lincoln Financial Advisors
Lincoln Financial Securities Corp
Lincoln Investment Planning
Lion Street Financial LLC
LPL Financial Corporation
M Holdings Securities, Inc.
M&T Securities
Madison Avenue Securities, Inc.
Merrill Lynch
Mid-Atlantic Capital Corp.
MML Investors Services / MSI Financial Services
Money Concepts Capital Corp
Moors & Cabot
Morgan Stanley Smith Barney LLC
Mutual of Omaha Investor Services
Mutual Securities Inc.
National Securities Corp.
Nationwide Planning Associates
Next Financial Group
Northeast Securities, Inc. [B]
NPB Financial Group, LLC
ON Equity Sales Group
Oneamerica Securities, Inc.
Oppenheimer & Company, Inc.
Packerland Brokerage Services
Park Avenue Securities
Parkland Securities, LLC
Peak Brokerage Services
Pinnacle
Planmember Securities Corp.
PNC Investments LLC
Private Client Services LLC
ProEquities, Inc.
Prospera Financial Services, Inc.
Pruco Securities
Prudential Insurance Company
Purshe Kaplan Sterling
Questar Capital Corporation [C]
Raymond James & Associates Inc.
RBC Capital Markets Corporation
Robert W Baird & Co, Inc.
Rogan and Associates
Royal Alliance Associates, Inc.
S G Long & Company
SA Stone Wealth Management, Inc.
Sagepoint Financial, Inc.
Santander Securities, LLC
Securian Financial Services, Inc.
Securities America, Inc.
Securities Service Network
Sigma Financial Corporation
Signator Investors, Inc. [D]
Silver Oak Securities
Snowden Account Services, Inc.
Sorrento Pacific Financial
Spire Securities
St. Bernard Financial Services
Stifel Nicolaus & Co. Inc.
Strategic Financial Alliance
Summitt Brokerage Services
Syndicated Capital, Inc.
Tandem Securities, Inc.
TCFG Wealth Management, LLC
TCP Asset Management
TFS Securities
The Huntington Investment Company
The Investment Center
The Leaders Group
Transamerica Financial Services, Inc.
Triad Advisors
Trinity Wealth Securities LLC
UBS Financial Services, Inc.
Union Capital Company
UnionBanc Investment Services LLC
United Planners Financial
US Bancorp Investments Inc.
USA Financial Securities Corp.
ValMark Securities, Inc.
Vanderbilt Securities, LLC
Verity Investments Inc.
Voya Financial Advisors
Waddell & Reed
Wealthplan Investment Management
Wells Fargo Advisors / Investments
Wescom Financial Services
Western International Securities
Westminster Financial
C-1

Woodbury Financial Services, Inc.
World Equity Group
World Financial Group

C-2

APPENDIX D

GMDB PROSPECTUS EXAMPLES

I. EARNINGS PROTECTION DEATH BENEFIT

Unless otherwise specified, the following examples apply to and assume you elected Earnings Protection Guaranteed Minimum Death Benefit (referred to below as a EarningsMax) when you purchased your Contract, no other add-on benefits were elected, your initial Premium payment net of any applicable taxes was $100,000, and all partial withdrawals requested include any applicable charges. The examples assume that your age corresponds to the EarningsMax of 40% (up to issue age 69). If your age at issue corresponds to EarningsMax of 25% (issue age 70-75), the examples will still apply, given that you replace the 40% in each of the death benefit calculations with 25%. The total death benefit payable under the contract will be equal to the base contract Death Benefit plus the EarningsMax death benefit.

Example 1: This example demonstrates how EarningsMax values are set at election.

• Your Contract Value is $100,000, which is your initial Premium.
• Your Remaining Premium is $100,000, which is your initial Premium.
• Your Earnings are your Contract Value less your Remaining Premium, which is $0 at election ($100,000 - $100,000).
• Your EarningsMax death benefit is equal to 40% of your Earnings. Your EarningsMax death benefit is $0 at election.

Example 2: This example demonstrates how upon payment of subsequent Premium EarningsMax values may be redetermined.

This example demonstrates what happens if you make an additional Premium payment, net of applicable taxes, of $10,000, your Contract Value is $150,000 and your Remaining Premium is $100,000 at the time of payment.

• Your new Contract Value is $160,000, which is your Contract Value prior to the additional Premium payment plus your additional Premium payment ($150,000 + $10,000).
• Your Remaining Premium is $110,000, which is your Remaining Premium prior to the additional Premium payment plus your additional Premium payment ($100,000 + $10,000).
• Your Earnings are your Contract Value less your Remaining Premium, which equals $50,000 ($160,000 - $110,000). Your Earnings are subject to a maximum of 250% of your Remaining Premium (see Example 4).
• Your EarningsMax death benefit is $20,000, which is equal to 40% of your Earnings (40% * $50,000 = $20,000).

Example 3: This example demonstrates how EarningsMax values are re-determined upon withdrawal of an amount from the Contract. Withdrawals will be allocated first to Earnings, if any, and second to Remaining Premium.

• Example 3a: This example demonstrates what happens if you withdraw an amount that does not exceed your Earnings. You withdraw an amount of $10,000 when your Contract Value is $150,000, your Remaining Premium is $100,000 and your Earnings are $50,000.

◦ Your new Contract Value is $140,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($150,000 - $10,000).
◦ Your Remaining Premium remains unchanged at $100,000 since you did not withdrawal more than your Earnings, which means you did not withdrawal any amount from Remaining Premium.
◦ Your Earnings are your Contract Value less your Remaining Premium, which is $40,000 ($140,000-$100,000). Your Earnings are subject to a maximum of 250% of your Remaining Premium (see Example 4).
◦ Your EarningsMax death benefit is $16,000, which is equal to 40% of your Earnings (40% * $40,000 = $16,000).
◦
• Example 3b: This example demonstrates what happens if you withdraw an amount that exceeds your Earnings. You withdraw an amount of $60,000 when your Contract Value is $150,000, your Remaining Premium is $100,000 and your Earnings are $50,000.

◦ Your new Contract Value is $90,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($150,000 - $60,000).
◦ Your Remaining Premium is $90,000, which is your Remaining Premium prior to the withdrawal less the amount of the withdrawal that is allocated to Remaining Premium ($100,000 – ($60,000-$50,000) = $100,000 - $10,000). The withdrawal of $60,000 will be allocated first to Earnings ($50,000) and the rest ($10,000) to Remaining Premium.
◦ Your Earnings after the withdrawal is your Contract Value less your Remaining Premium, which is $0 ($90,000 -$90,000).
◦ Your EarningsMax death benefit is $0 as your Earnings are $0.
D-1

Example 4: This example demonstrates the EarningsMax values given the Earnings are over the 250% of Remaining Premium maximum.

This example demonstrates what happens if Contract Value is $150,000 and your Remaining Premium is $20,000.

• Your Earnings are your Contract Value less your Remaining Premium, subject to a maximum of 250% of your Remaining Premium. Your Earnings is $50,000, which is the maximum (250% * $20,000 = $50,000), since your Contract Value less your Remaining Premium ($150,000 - $20,000 = $130,000) exceeds the maximum described under this benefit.
• Your EarningsMax death benefit is $20,000, which is equal to 40% of your Earnings (40% * $50,000 = $20,000).

II.RETURN OF PREMIUM MINIMUM GUARANTEED DEATH BENEFIT

Unless otherwise specified, the following examples apply to and assume you elected Return of Premium Guaranteed Minimum Death Benefit (referred to below as a GMDB) when you purchased your Contract, no other add-on benefits were elected, your initial Premium payment net of any applicable taxes was $100,000, and all partial withdrawals requested include any applicable charges. The death benefit payable under the contract will be equal to the larger of your current Contract Value or GMDB Benefit Base.

Example 1: This example demonstrates how GMDB values are set at election.

•Your GMDB Benefit Base is $100,000, which is your initial Premium.

Example 2: This example demonstrates how upon payment of subsequent Premium, GMDB values may be redetermined.

This example demonstrates what happens if you make an additional Premium payment, net of applicable taxes, of $10,000 and your GMDB Benefit Base is $200,000 at the time of payment.

•Your GMDB Benefit Base is $210,000, which is your GMDB Benefit Base prior to the additional Premium payment plus your additional Premium payment ($200,000 + $10,000).

Example 3: This example demonstrates how GMDB values are re-determined upon withdrawal of an amount from the Contract.

•Example 3a: This example demonstrates what happens if you withdraw an amount of $15,000 when your Contract Value is $150,000 and your GMDB Benefit Base is $160,000.
◦Your new GMDB Benefit Base is $144,000, which is a reduction of 10%, the same proportion that the Contract Value is reduced for the withdrawal ($15,000 / $150,000 = 10%), from your GMDB Benefit Base prior to the withdrawal ($160,000 * (1-10%) = $144,000).
•Example 3b: This example demonstrates what happens if you withdraw an amount of $15,000 when your Contract Value is $150,000 and your GMDB Benefit Base is $100,000.
◦Your new GMDB Benefit Base is $90,000, which is a reduction of 10%, the same proportion that the Contract Value is reduced for the withdrawal ($15,000 / $150,000 = 10%), from your GMDB Benefit Base prior to the withdrawal ($100,000 * (1-10%) = $90,000).

Notes:

•The GMDB Benefit Base is reduced proportionately for withdrawals, so in certain circumstances your death benefit may be reduced by more than the dollar amount of the withdrawal.

D-2

APPENDIX E

HISTORICAL ADD-ON BENEFIT CHARGES

I.    Earnings Protection Benefit (“EarningsMax”)

No historical charges are available at this time for the Earnings Protection Benefit.

II.    Return of Premium Guaranteed Minimum Death Benefit

No historical charges are available at this time for the Return of Premium GMDB.
E-1

Mailing Address and Contact Information
Customer Care Center
Regular Mail:	P.O. Box 24068, Lansing, Michigan 48909-4068
Overnight Mail:	1 Corporate Way, Lansing, Michigan 48951
Customer Care:	800-644-4565 8:00 a.m. to 7:00 p.m. ET (M-F)
Fax:	800-701-0125
Email:	customercare@jackson.com

F-1

WHERE TO FIND ADDITIONAL INFORMATION

The Statement of Additional Information (SAI) dated April 25, 2022 contains more information about the Contracts and the Separate Account. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SAI is posted on our website, www.jackson.com. For a free paper copy of the SAI, to request other information about the Contracts, and to make investor inquiries call us at 1-800-644-4565 or write to us at:

Customer Care Center
P.O. Box 24068
Lansing, Michigan 48909-4068

Reports and other information about the Separate Account are available on the SEC’s website at https://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Separate Account EDGAR contract identifier #C000205594

F-2

STATEMENT OF ADDITIONAL INFORMATION

April 25, 2022

ELITE ACCESS ADVISORY II®
FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - I

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to and more detailed than that set forth in the Prospectus and should be read in conjunction with the Prospectus dated April 25, 2022. The Prospectus may be obtained from Jackson National Life Insurance Company by writing P.O. Box 24068, Lansing, Michigan 48909-4068, or calling 1-800-644-4565.

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General Information and History

Jackson

We are a stock life insurance company organized under the laws of the state of Michigan in June 1961. Our legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951. We are admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. Jackson is a wholly owned subsidiary of Jackson Financial Inc. (“JFI”). Prudential plc and Athene Life Re Ltd each hold a minority economic interest in JFI. Prudential plc has no relation to Newark, New Jersey-based Prudential Financial Inc. JFI is also the ultimate parent of PPM America, Inc., a sub-adviser for certain of the Funds, and Jackson National Asset Management, LLC (“JNAM”), the Funds’ investment adviser and administrator. JNAM provides certain administrative services with respect to the Separate Account, including separate account administration services and financial and accounting services. JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606.

We issue and administer the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner and records with respect to the value of each Contract.

The Separate Account

We established the Separate Account on June 14, 1993, pursuant to the provisions of Michigan law. The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

We have claimed an exclusion from the definition of the term “Commodity Pool Operator” under the Commodity Exchange Act (CEA) with respect to the Separate Account. Therefore, we are not subject to registration or regulation as a Commodity Pool Operator under the CEA with respect to the Separate Account.

Jackson National Separate Account - I (Separate Account) is a separate investment account of Jackson National Life Insurance Company (Jackson®). Jackson is a wholly owned subsidiary of Jackson Financial Inc., a publicly traded life insurance company in the United States.

Trademarks, Service Marks, and Related Disclosures

“JNL ® ,” “Jackson National ® ,” “Jackson ® ,” “Jackson of NY ® ” and “Jackson National Life Insurance Company of New York ® ” are trademarks of Jackson National Life Insurance Company ® .

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

Fidelity Institutional Asset Management is a registered service mark of FMR LLC. Used with permission.

The "Dow Jones Industrial Average" is a product of S&P Dow Jones Indices LLC ("SPDJI"), and has been licensed for use by Jackson National Life Insurance Company and its Affiliates (collectively, "Jackson"). Standard & Poor's ® and S&P ® are registered trademarks of Standard & Poor's Financial Services LLC ("S&P"); DJIA ® , The Dow ® , Dow Jones ® and Dow Jones Industrial Average™ are trademarks of Dow Jones Trademark Holdings, LLC ("Dow Jones"); and have been licensed to SPDJI and have been sub-licensed for use for certain purposes by Jackson. The JNL/Mellon Dow SM Index Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, "S&P Dow Jones Indices"). S&P Dow Jones Indices make no representation or warranty, expressed or implied, to the owners of the JNL/Mellon Dow SM Index Fund or any member of the public regarding the advisability of investing in securities generally or in the JNL/Mellon Dow SM Index Fund particularly or the ability of the Dow Jones Industrial Average to track general market performance. S&P Dow Jones Indices' only relationship to Jackson is the licensing of the Dow Jones Industrial Average and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices or its licensors. The Dow Jones Industrial Average is determined, composed and calculated by S&P Dow Jones Indices without regard to Jackson or the JNL/Mellon Dow SM Index Fund. S&P Dow Jones Indices have no obligation to take the needs of Jackson, or the owners of the JNL/Mellon Dow SM Index Fund into consideration in determining, composing or calculating the Dow Jones Industrial Average. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the JNL/Mellon Dow SM Index Fund or the timing of the issuance or sale of the JNL/Mellon Dow SM Index Fund in the determination or calculation of the equation by which the JNL/Mellon Dow SM Index Fund is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the JNL/Mellon Dow SM Index Fund. There is no assurance that investment products based on the Dow Jones Industrial Average will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it
2

considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to the JNL/Mellon Dow SM Index Fund currently being issued by Jackson, but which may be similar to and competitive with the JNL/Mellon Dow SM Index Fund. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Dow Jones Industrial Average.

S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE DOW JONES INDUSTRIAL AVERAGE OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY JACKSON, OWNERS OF THE JNL/MELLON DOW SM INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INDUSTRIAL AVERAGE OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND JACKSON, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

The S&P 500 Index, S&P MidCap 400 Index, and S&P SmallCap 600 Index, (collectively, the "Indices") are products of S&P Dow Jones Indices LLC ("SPDJI"), and have been licensed for use by Jackson National Life Insurance Company ("Jackson") and its affiliates (collectively, "Jackson"). Standard & Poor's ® , S&P ® and S&P 500 ® , S&P MidCap 400 ® and S&P SmallCap 600 ® are registered trademarks of Standard & Poor's Financial Services LLC ("S&P"); Dow Jones ® is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and these trademarks have been licensed for use by SPDJI and have been sub-licensed for certain purposes by Jackson. The JNL/Mellon S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, and JNL/Mellon Small Cap Index Fund (collectively, the "JNL Funds") are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, "S&P Dow Jones Indices"). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of the JNL Funds or any member of the public regarding the advisability of investing in securities generally or in the JNL Funds particularly or the ability of the Indices to track general market performance. S&P Dow Jones Indices' only relationship to Jackson with respect to the Indices is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices or its licensors. The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to Jackson or the JNL Funds. S&P Dow Jones Indices have no obligation to take the needs of Jackson or the owners of the JNL Funds into consideration in determining, composing or calculating the Indices. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the JNL Funds or the timing of the issuance or sale of the JNL Funds in the determination or calculation of the equation by which the JNL Funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the JNL Funds. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to the JNL Funds currently being issued by Jackson, but which may be similar to and competitive with JNL Funds. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Index.

S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY JACKSON OR OWNERS OF THE JNL FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR
3

ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND JACKSON, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

The JNL/Mellon Nasdaq ® 100 Index Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the JNL/Mellon Nasdaq ® 100 Index Fund. The Corporations make no representation or warranty, express or implied to the owners of the JNL/Mellon Nasdaq ® 100 Index Fund or any member of the public regarding the advisability of investing in securities generally or in the JNL/Mellon Nasdaq ® 100 Index Fund particularly, or the ability of the Nasdaq-100 ® Index to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company ("Licensee") is in the licensing of the NASDAQ ® , and Nasdaq-100 ® Index TM registered trademarks, and certain trade names of the Corporations and the use of the Nasdaq-100 ® Index which is determined, composed and calculated by NASDAQ without regard to Licensee or the JNL/Mellon Nasdaq ® 100 Index Fund. Nasdaq has no obligation to take the needs of the Licensee or the owners of the JNL/Mellon Nasdaq ® 100 Index Fund into consideration in determining, composing or calculating the Nasdaq-100 ® Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the JNL/Mellon Nasdaq ® 100 Index Fund to be issued or in the determination or calculation of the equation by which the JNL/Mellon Nasdaq ® 100 Index Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the JNL/Mellon Nasdaq ® 100 Index Fund.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 ® INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE JNL/MELLON NASDAQ ® 100 INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 ® INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 ® INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Morningstar ® and the Morningstar Indices (as defined below) are trademarks or service marks of Morningstar, Inc. ("Morningstar") and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). The JNL Funds (as defined below) are not sponsored, endorsed, sold or promoted by Morningstar, or any of its affiliated companies (all such entities, collectively, ''Morningstar Entities"). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the JNL Funds or any member of the public regarding the advisability of investing in securities generally or in the JNL Funds in particular or the ability of the Morningstar Indices to track general stock market performance. The Morningstar Entities' only relationship to JNAM is the licensing of: (i) certain service marks and service names of Morningstar; and (ii) of the Morningstar Indices which is are determined, composed and calculated by the Morningstar Entities without regard to JNAM or the JNL Funds. The Morningstar Entities have no obligation to take the needs of JNAM or the owners of the JNL Funds into consideration in determining, composing or calculating the Morningstar Indices. The Morningstar Entities are not responsible for and have not participated in the determination of the prices and amount of the JNL Funds or the timing of the issuance or sale of the JNL Funds or in the determination or calculation of the equation by which the JNL Funds are converted into cash. The Morningstar Entities have no obligation or liability in connection with the administration, marketing or trading of the JNL Funds.

Index (collectively, the "Morningstar Indices")	Fund (collectively, the "JNL Funds")
Morningstar® Aggressive Target Risk IndexSM	JNL Aggressive Growth Allocation Fund JNL/Goldman Sachs Managed Aggressive Growth Fund
Morningstar® China IndexSM	JNL/WCM China Quality Growth Fund
Morningstar® Conservative Target Risk IndexSM	JNL Conservative Allocation Fund JNL/Goldman Sachs Managed Conservative Fund
Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM
JNL/Lazard International Strategic Equity Fund
JNL/Goldman Sachs Managed Aggressive Growth Fund
JNL/Goldman Sachs Managed Conservative Fund
JNL/Goldman Sachs Managed Growth Fund
JNL/Goldman Sachs Managed Moderate Growth Fund
JNL/Goldman Sachs Managed Moderate Fund
JNL/Mellon International Index Fund
JNL/T. Rowe Price Balanced Fund

4

Index (collectively, the "Morningstar Indices")	Fund (collectively, the "JNL Funds")
Morningstar® Developed Markets ex-North America Value Target Market Exposure IndexSM	JNL/Causeway International Value Select Fund
Morningstar® Developed Markets ex-US Target Market Exposure IndexSM	JNL/DFA International Core Equity Fund
Morningstar® Developed Markets Target Market Exposure IndexSM	JNL/BlackRock Global Allocation Fund JNL/Harris Oakmark Global Equity Fund JNL/Mellon World Index Fund JNL/Morningstar PitchBook Listed Private Equity Index Fund
Morningstar® Dividend Composite IndexSM	JNL/WMC Equity Income Fund
Morningstar® Emerging Markets IndexSM	JNL Multi-Manager Emerging Markets Equity Fund
Morningstar® Emerging Markets Target Market Exposure IndexSM	JNL/Mellon Emerging Markets Index Fund JNL/GQG Emerging Markets Equity Fund
Morningstar® Global ex-US Small Cap Target Market Exposure Index SM	JNL Multi-Manager International Small Cap Fund
Morningstar® Global ex-US Target Market Exposure IndexSM	JNL/American Funds International Fund JNL/Baillie Gifford International Growth Fund JNL/WCM Focused International Equity Fund JNL/William Blair International Leaders Fund
Morningstar® Global Small Cap Target Market Exposure IndexSM	JNL/American Funds Global Small Capitalization Fund
Morningstar® Global Target Market Exposure IndexSM
JNL Aggressive Growth Allocation Fund
JNL Conservative Allocation Fund
JNL Growth Allocation Fund
JNL iShares Tactical Growth Fund
JNL iShares Tactical Moderate Fund
JNL iShares Tactical Moderate Growth Fund
JNL Moderate Allocation Fund
JNL Moderate Growth Allocation Fund
JNL/AB Sustainable Global Thematic Fund
JNL/American Funds Capital Income Builder Fund
JNL/American Funds Global Growth Fund
JNL/American Funds Growth Allocation Fund
JNL/American Funds Moderate Growth Allocation Fund
JNL/American Funds New World Fund
JNL/Invesco Global Growth Fund
JNL/JPMorgan Global Allocation Fund
JNL/Loomis Sayles Global Growth Fund
JNL/Vanguard Growth ETF Allocation Fund
JNL/Vanguard Moderate ETF Allocation Fund
JNL/Vanguard Moderate Growth ETF Allocation Fund

Morningstar® Moderate Target Risk IndexSM
JNL iShares Tactical Moderate Growth Fund
JNL Moderate Growth Allocation Fund
JNL/American Funds Moderate Growth Allocation Fund
JNL/Goldman Sachs Managed Moderate Growth Fund
JNL/T. Rowe Price Balanced Fund
JNL/Vanguard Moderate Growth ETF Allocation Fund

Morningstar® Moderately Aggressive Target Risk IndexSM	JNL iShares Tactical Growth Fund JNL Growth Allocation Fund JNL/American Funds Growth Allocation Fund JNL/Goldman Sachs Managed Growth Fund JNL/Vanguard Growth ETF Allocation Fund
Morningstar® Moderately Conservative Target Risk IndexSM	JNL iShares Tactical Moderate Fund JNL Moderate Allocation Fund JNL/Goldman Sachs Managed Moderate Fund JNL/Vanguard Moderate ETF Allocation Fund
5

Index (collectively, the "Morningstar Indices")	Fund (collectively, the "JNL Funds")
Morningstar® PitchBook Developed Markets Listed Private Equity IndexSM	JNL/Morningstar PitchBook Listed Private Equity Index Fund
Morningstar® US Basic Materials Sector IndexSM	JNL/Mellon Materials Sector Fund
Morningstar® US Communication Services IndexSM	JNL/Mellon Communication Services Sector Fund
Morningstar® US Consumer Cyclical Sector IndexSM	JNL/Mellon Consumer Discretionary Sector Fund
Morningstar® US Consumer Defensive Sector IndexSM	JNL/Mellon Consumer Staples Sector Fund
Morningstar® US Energy IndexSM	JNL/Mellon Energy Sector Fund
Morningstar® US Financial Services Sector IndexSM	JNL/Mellon Financial Sector Fund
Morningstar® US Healthcare Sector IndexSM	JNL/Mellon Healthcare Sector Fund
Morningstar® US Industrials Sector IndexSM	JNL/Mellon Industrials Sector Fund
Morningstar® US Large-Mid Cap IndexSM	JNL/Morningstar U.S. Sustainability Index Fund
Morningstar® US Large-Mid Cap Broad Growth IndexSM	JNL/Baillie Gifford U.S. Equity Growth Fund JNL/BlackRock Large Cap Select Growth Fund JNL/ClearBridge Large Cap Growth Fund JNL/T. Rowe Price Established Growth Fund
Morningstar® US Large-Mid Cap Broad Value IndexSM	JNL/Invesco Diversified Dividend Fund JNL/JPMorgan U.S. Value Fund JNL/Newton Equity Income Fund JNL/T. Rowe Price Value Fund JNL/WMC Value Fund
Morningstar® US Market IndexSM	JNL/Mellon U.S. Stock Market Index Fund
Morningstar® US Market Extended IndexSM	JNL/DFA U.S. Core Equity Fund
Morningstar® US Mid Cap Broad Growth IndexSM	JNL/JPMorgan MidCap Growth Fund JNL/T. Rowe Price Mid-Cap Growth Fund
Morningstar® US Mid Cap Broad Value IndexSM	JNL/MFS Mid Cap Value Fund
Morningstar® US Mid Cap IndexSM	JNL Multi-Manager Mid Cap Fund
Morningstar® US Real Estate Sector IndexSM	JNL/Mellon Real Estate Sector Fund
Morningstar® US REIT IndexSM	JNL/Heitman U.S. Focused Real Estate Fund
Morningstar® US Small Cap Broad Growth Extended IndexSM	JNL Multi-Manager Small Cap Growth Fund JNL/Invesco Small Cap Growth Fund
Morningstar® US Small Cap Broad Value Extended IndexSM	JNL Multi-Manager Small Cap Value Fund
Morningstar® US Small Cap Extended IndexSM	JNL/DFA U.S. Small Cap Fund JNL/RAFI® Fundamental U.S. Small Cap Fund
Morningstar® US Technology Sector IndexSM	JNL/Mellon Information Technology Sector Fund
Morningstar® US Target Market Exposure IndexSM	JNL/AQR Large Cap Defensive Style Fund
Morningstar® US Sustainability IndexSM	JNL/Morningstar U.S. Sustainability Index Fund
Morningstar® US Utilities Sector IndexSM	JNL/Mellon Utilities Sector Fund
Morningstar® Wide Moat Focus IndexSM	JNL/Morningstar Wide Moat Index Fund

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR INDICES OR ANY DATA INCLUDED THEREIN AND THE MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE MORNINGSTAR ENTITIES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY JNAM, OWNERS OR USERS OF THE JNL FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE MORNINGSTAR INDICES OR ANY DATA INCLUDED THEREIN. THE MORNINGSTAR ENTITIES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MORNINGSTAR INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE MORNINGSTAR ENTITIES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The JNL/RAFI ® Fundamental U.S. Small Cap Fund and JNL/RAFI ® Multi-Factor U.S. Equity Fund (the "JNL/RAFI Funds") are not sponsored, offered, or sold in any manner by RAFI Indices, LLC or any of its affiliates, licensors or contractors (the "RAFI Parties") nor do any of the RAFI Parties offer to any person purchasing a product that uses or incorporates a product based on an Index any express or implicit guarantee, warranty or assurance either with regard to the results of using the RAFI Multi-Factor ® US Index and
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RAFI Fundamental US Small Index (each an "Index") or the Index Price at any time or in any other respect. Each Index is calculated and published by the RAFI Parties. The RAFI Parties use commercially reasonable efforts to ensure that the Index is calculated correctly. None of the RAFI Parties shall be liable to any person purchasing a product that uses or incorporates a product based on the Index for any error, omission, inaccuracy, incompleteness, delay, or interruption in the Index or any data related thereto or have any obligation to point out errors in the Index to any person. Neither publication of each Index by the RAFI Parties nor the licensing of the Index or Index trademark for the purpose of use in connection with the JNL/RAFI Funds constitutes a recommendation by any of the RAFI Parties to invest in nor does it in any way represent an assurance, endorsement or opinion of any of the RAFI Parties with regard to any investment in the JNL/RAFI Funds. The trade names Fundamental Index ® and RAFI ® are registered trademarks of Research Affiliates, LLC in the US and other countries.

"Bloomberg ® " and the Bloomberg Indices (as defined below) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the index (collectively, "Bloomberg"), and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").

The JNL Funds (as defined below) are not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the JNL Funds or any member of the public regarding the advisability of investing in securities generally or in the JNL Funds particularly. The only relationship of Bloomberg to JNAM is the licensing of certain trademarks, trade names and service marks and of the Bloomberg Indices, which is determined, composed and calculated by BISL without regard to JNAM or the JNL Funds. Bloomberg has no obligation to take the needs of JNAM or the owners of the JNL Funds into consideration in determining, composing or calculating the Bloomberg Indices. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the JNL Funds to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to JNL Funds customers, in connection with the administration, marketing or trading of the JNL Funds.

Index (collectively, the "Bloomberg Indices")	Fund (collectively, the "JNL Funds")
Bloomberg 1-3 Year Government/Credit Index	JNL/T. Rowe Price Short-Term Bond Fund
Bloomberg Commodity Index	JNL/Neuberger Berman Commodity Strategy Fund
Bloomberg Commodity Gold Total Return Subindex	JNL/Neuberger Berman Gold Plus Strategy Fund
Bloomberg Global Aggregate Index	JNL/American Funds Capital World Bond Fund JNL/JPMorgan Global Allocation Fund JNL/Western Asset Global Multi-Sector Bond Fund
Bloomberg U.S. High Yield 2% Issuer Cap Index	JNL/Western Asset Global Multi-Sector Bond Fund
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Bloomberg U.S. Aggregate Bond Index
JNL Aggressive Growth Allocation Fund
JNL Conservative Allocation Fund
JNL Growth Allocation Fund
JNL iShares Tactical Growth Fund
JNL iShares Tactical Moderate Fund
JNL iShares Tactical Moderate Growth Fund
JNL Moderate Allocation Fund
JNL Moderate Growth Allocation Fund
JNL/American Funds Balanced Fund
JNL/American Funds Bond Fund of America Fund
JNL/American Funds Capital Income Builder Fund
JNL/American Funds Growth Allocation Fund
JNL/American Funds Moderate Growth Allocation Fund
JNL/DoubleLine® Core Fixed Income Fund
JNL/DoubleLine® Total Return Fund
JNL/Fidelity Institutional Asset Management® Total Bond Fund
JNL/Goldman Sachs Managed Aggressive Growth Fund
JNL/Goldman Sachs Managed Conservative Fund
JNL/Goldman Sachs Managed Growth Fund
JNL/Goldman Sachs Managed Moderate Fund
JNL/Goldman Sachs Managed Moderate Growth Fund
JNL/Mellon Bond Index Fund
JNL/Neuberger Berman Strategic Income Fund
JNL/PIMCO Income Fund
JNL/PPM America Total Return Fund
JNL/T. Rowe Price Balanced Fund
JNL/T. Rowe Price Capital Appreciation Fund
JNL/Vanguard Growth ETF Allocation Fund
JNL/Vanguard Moderate ETF Allocation Fund
JNL/Vanguard Moderate Growth ETF Allocation Fund
JNL/WMC Balanced Fund

Bloomberg U.S. Credit Bond Index	JNL/PIMCO Investment Grade Credit Bond Fund
Bloomberg U.S. Government Bond Index	JNL/JPMorgan U.S. Government & Quality Bond Fund
Bloomberg U.S. TIPS Index	JNL/PIMCO Real Return Fund

BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG INDICES OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY JNAM, OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG INDICES OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG INDICES OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE JNL FUNDS OR BLOOMBERG INDICES OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.

Barclays Capital Inc. and its affiliates ("Barclays") is not the issuer or producer of JNL/DoubleLine ® Shiller Enhanced CAPE ® Fund and Barclays has no responsibilities, obligations or duties to investors in JNL/DoubleLine ® Shiller Enhanced CAPE ® Fund. The Shiller Barclays CAPE™ US Sector II ER USD Index is a trademark owned by Barclays Bank PLC and licensed for use by JNL Series Trust ("JNLST") as the Issuer of JNL/DoubleLine ® Shiller Enhanced CAPE ® Fund. Barclays only relationship with the Issuer in respect of Shiller Barclays CAPE™ US Sector II ER USD Index is the licensing of the Shiller Barclays CAPE™ US Sector II ER USD Index which is determined, composed and calculated by Barclays without regard to the Issuer or the JNL/DoubleLine® Shiller Enhanced CAPE ® Fund or the owners of the JNL/DoubleLine ® Shiller Enhanced CAPE ® Fund. Additionally, JNLST or JNL/DoubleLine ® Shiller Enhanced CAPE ® Fund may for itself execute transaction(s) with Barclays in or relating to the Shiller Barclays CAPE™ US Sector II ER USD Index in connection with JNL/DoubleLine ® Shiller Enhanced CAPE ® Fund investors acquire JNL/
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DoubleLine ® Shiller Enhanced CAPE ® Fund from JNLST and investors neither acquire any interest in Shiller Barclays CAPE™ US Sector II ER USD Index nor enter into any relationship of any kind whatsoever with Barclays upon making an investment in JNL/DoubleLine ® Shiller Enhanced CAPE ® Fund. The JNL/DoubleLine ® Shiller Enhanced CAPE ® Fund is not sponsored, endorsed, sold or promoted by Barclays. Barclays does not make any representation or warranty, express or implied regarding the advisability of investing in the JNL/DoubleLine ® Shiller Enhanced CAPE ® Fund or the advisability of investing in securities generally or the ability of the Shiller Barclays CAPE™ US Sector II ER USD Index to track corresponding or relative market performance. Barclays has not passed on the legality or suitability of the JNL/DoubleLine ® Shiller Enhanced CAPE ® Fund with respect to any person or entity. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the JNL/DoubleLine ® Shiller Enhanced CAPE ® Fund to be issued. Barclays has no obligation to take the needs of the Issuer or the owners of the JNL/DoubleLine ® Shiller Enhanced CAPE ® Fund or any other third party into consideration in determining, composing or calculating the Shiller Barclays CAPE™ US Sector II ER USD Index Barclays has no obligation or liability in connection with administration, marketing or trading of the JNL/DoubleLine ® Shiller Enhanced CAPE ® Fund.

The licensing agreement between JNLST and Barclays is solely for the benefit of JNLST and Barclays and not for the benefit of the owners of the JNL/DoubleLine ® Shiller Enhanced CAPE ® Fund, investors or other third parties.

BARCLAYS SHALL HAVE NO LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE SHILLER BARCLAYS CAPE™ US SECTOR II ER USD INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE SHILLER BARCLAYS CAPE™ US SECTOR II ER USD INDEX. BARCLAYS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE SHILLER BARCLAYS CAPE™ US SECTOR II ER USD INDEX OR ANY DATA INCLUDED THEREIN. BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE SHILLER BARCLAYS CAPE™ US SECTOR II ER USD INDEX OR ANY DATA INCLUDED THEREIN. BARCLAYS RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE SHILLER BARCLAYS CAPE™ US SECTOR II ER USD INDEX, AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE SHILLER BARCLAYS CAPE™ US SECTOR II ER USD INDEX BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE SHILLER BARCLAYS CAPE™ US SECTOR II ER USD INDEX OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE JNL/DOUBLELINE ® SHILLER ENHANCED CAPE ® FUND.

None of the information supplied by Barclays Bank PLC and used in this publication may be reproduced in any manner without the prior written permission of Barclays Capital, the investment banking division of Barclays Bank PLC. Barclays Bank PLC is registered in England No. 1026167. Registered office 1 Churchill Place London E l 4 5HP.

Services
Jackson is custodian of the assets of the Separate Account. Jackson holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.

The financial statements of each Investment Division within Jackson National Separate Account - I and Jackson National Life Insurance Company and Subsidiaries for the periods indicated have been incorporated by reference herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 200 E Randolph, Suite 5500, Chicago, Illinois 60601.

Jackson is the parent of Jackson National Asset Management, LLC (“JNAM”), the Funds’ investment adviser and administrator. Pursuant to an agreement between Jackson and JNAM, JNAM provides certain administrative services with respect to the Separate Account, including separate account administration services and financial and accounting services. For the past three years, Jackson paid $483,715 in 2$597,197 in 2019, $639,861 in 2020, and $629,282 in 2021 for the services provided by JNAM to Jackson.

Purchase of Securities Being Offered

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority (FINRA).

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Underwriters

The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 300 Innovation Drive, Franklin, Tennessee 37067. JNLD is a subsidiary of Jackson.

No commissions are paid to broker/dealers selling the contracts.

Calculation of Performance

When Jackson advertises performance for an Investment Division (except the JNL/WMC Government Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Funds. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period (“initial investment”) and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value (“redeemable value”) of that investment at the end of the period, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of all recurring charges that are charged to all Contracts. No deduction is made for premium taxes that may be assessed by certain states. Yields and total returns do not reflect any advisory fees paid to financial intermediaries from contract value or other assets of the owner and that if such charges were reflected, performance would be lower.

Jackson may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An Owner’s withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:

Where:

a	=	net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
b	=	expenses for the Investment Division accrued for the period (net of reimbursements).
c	=	the average daily number of Accumulation Units outstanding during the period.
d	=	the maximum offering price per Accumulation Unit on the last day of the period.
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Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Fund. The yield on amounts held in the Investment Division normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division’s actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.

Any current yield quotations of the JNL/WMC Government Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The JNL/WMC Government Money Market Division’s yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/WMC Government Money Market Division’s effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/WMC Government Money Market Division’s yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund’s portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund’s expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund’s Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract Owner’s investment in the JNL/WMC Government Money Market Division nor that Division’s investment in the JNL/WMC Government Money Market Division is guaranteed or insured. Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

Additional Tax Information

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS “ANNUITY CONTRACTS” UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

Jackson’s Tax Status

Jackson is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the “Code”). For federal income tax purposes, the Separate Account is not a separate entity from Jackson and its operations form a part of Jackson.

Taxation of Annuity Contracts in General

Section 72 of the Code governs the taxation of annuities in general. An individual Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the Premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.
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The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, Annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Medicare Tax on Net Investment Income

As of 2013, the taxable portion of distributions from a non-qualified annuity Contract are considered investment income for purposes of the Medicare tax on investment income. As a result, a 3.8% tax will generally apply to some or all of the taxable portion of distributions to individuals whose modified adjusted gross income exceeds certain threshold amounts. These levels are $200,000 in the case of single taxpayers, $250,000 in the case of married taxpayers filing joint returns, and $125,000 in the case of married taxpayers filing separately. Owners should consult their own tax advisers for more information.

Withholding Tax on Distributions

The Code generally requires Jackson (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For “eligible rollover distributions” from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution “rolled over” to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the Owner.

An “eligible rollover distribution” is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated Beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to “roll over” the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the Owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions, or under the currently applicable federal tax rules.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient’s conduct of a trade or business in the United States and such payment is included in the recipient’s gross income.

Diversification - Separate Account Investments

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department (“Treasury Department”). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

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The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying the variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract Owner control of the investments of a segregated asset account would cause the Contract Owner to be treated as the Owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the Owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the Owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract Owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract Owners to be treated as the Owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract Owner and the insurance company regarding the availability of a particular investment option and other than the contract Owner’s right to allocate Premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract Owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract Owner and Jackson regarding the availability of a particular Allocation Option and other than the Contract Owner’s right to allocate Premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract offers 123 Investment Divisions, and, if more than 99 options are offered, a Contract Owner’s Contract Value can be allocated to no more than 99 variable options at any one time. The second difference is that the Owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract Owner can make 25 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the Owner of a variable contract is to be treated as the Owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the Owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract Owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

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Partial 1035 Exchanges

In accordance with Revenue Procedure 2011-38, the IRS will consider a partial exchange of an annuity Contract for another annuity Contract valid if there is either no withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 180 days of the date of the partial exchange. Revenue Procedure 2011-38 also provides certain exceptions to the 180 day rule. Due to the complexity of these rules, Owners are encouraged to consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on Premiums for Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies). However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The total value of the Contract assigned or pledged that exceeds the aggregate Premiums paid will be included in the individual’s gross income. In addition, the amount included in the individual’s gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 72 (70 1/2 if you reached age 70 1/2 before January 1, 2020); (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

Death Benefits

Any death benefits paid under the Contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

Tax-Qualified Plans

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of Owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, Annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan. Owners, Annuitants and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.

Tax Treatment of Withdrawals

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the Contract Value exceeds the aggregate Premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer’s gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the Owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least
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annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his Beneficiary; (5) under an immediate annuity; or (6) which are allocable to Premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual’s cost basis to the individual’s total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1)  distributions made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose “disability” is defined in Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (4) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts; (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner or Annuitant (as applicable) and his or her spouse and dependents if the Contract Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; (10) distributions from an IRA made to the Owner or Annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code); and (11) distributions up to $5,000 for a qualified birth or adoption. The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the Owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all Owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be “rolled over” into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an “eligible rollover distribution” made by certain types of plans (as described above under “Taxes - Withholding Tax on Distributions”) that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

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Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 72 (70 1/2 if you reached age 70 1/2 before January 1, 2020) or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the Owner attains age 72 (70 1/2 if you reached age 70 1/2 before January 1, 2020). Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole Beneficiary is the Contract holder’s or employee’s spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee’s life (or the joint lives of the employee and Beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee’s age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Types of Tax-Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson’s administrative procedures. Jackson is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson specifically consents to be bound. Owners, Annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See “Tax Treatment of Withdrawals - Tax-Qualified Contracts” above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

    (a) Tax-Sheltered Annuities

    Section 403(b) of the Code permits the purchase of “tax-sheltered annuities” by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

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    (b) Individual Retirement Annuities

    Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an “individual retirement annuity” (“IRA annuity”). Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual’s gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.
(c) Roth IRA Annuities

Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Premium payments for Roth IRA annuities are limited to a maximum of $6,000 for 2022. The limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000. The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.

Lower maximum limitations apply to individuals above certain adjusted gross income levels. For 2022, these levels are $129,000 in the case of single taxpayers, $204,000 in the case of married taxpayers filing joint returns, and $0 in the case of married taxpayers filing separately.

Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual’s death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity. These rules are complicated and purchasers should consult a tax advisor before engaging in Roth Conversions or transfers.
(d) Pension and Profit-Sharing Plans

The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to Owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(e) Eligible Deferred Compensation Plans - Section 457

Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or Beneficiary. As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant’s includable compensation or the $20,500 elective deferral limitation in 2022. The limit is indexed for inflation in $500 increments annually. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday
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before the end of the tax year is increased by $6,500. The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer’s general creditors.

In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

•	attains age 72 (70 1/2 if you reached age 70 1/2 before January 1, 2020),
•	severs employment,
•	dies, or
•	suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

Annuity Provisions

Variable Annuity Payment

The initial annuity payment is determined by taking the Contract Value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract.  The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment.  That amount is divided by the value of an Annuity Unit as of the Income Date to establish the number of Annuity Units representing each variable payment.  The number of Annuity Units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract Values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the Business Day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

Annuity Unit Value

The initial value of an Annuity Unit of each Investment Division was set when the Investment Divisions were established.  The value may increase or decrease from one Business Day to the next.  The income option tables contained in the Contract are based on a 1% per annum assumed investment rate.

The value of a fixed number of Annuity Units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an Annuity Unit for any Business Day is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the percentage change in the value of an Accumulation Unit from the immediately
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preceding Business Day to the Business Day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 1% per annum.

Net Investment Factor

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) where:

(a)	is the net result of:
	(1)	the net asset value of a Fund’s share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus
	(2)	the per share amount of any dividend or other distribution declared by the Fund if the “ex-dividend” date occurs during the valuation period, plus or minus
(3)	a per share credit or charge with respect to any taxes paid or reserved for by Jackson during the valuation period which are determined by Jackson to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law); and

(b)	is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period.
Also see “Income Payments (The Income Phase)” in the Prospectus.
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APPENDIX A: FINANCIAL STATEMENTS

The financial statements for Depositor (Jackson National Life Insurance Company) and Registrant (Jackson National Separate Account - I) are incorporated herein by reference to Registrant’s N-VPFS filing, filed on April 13, 2022 (File No. 811-08664).
A-1

PART C

OTHER INFORMATION

Item 27. Exhibits

Exhibit No.	Description
(a)	Board of Directors Resolution

(a)(1)
Resolution of Depositor’s Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 9 filed on April 21, 1999 (File Nos. 033-82080 and 811-08664).

(b)	Custodian Agreements. Not Applicable.

(c)	Underwriting Contracts.

(c)(1)
Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registrant’s Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

(c)(2)	Specimen of Selling Agreement (V2565 06/14), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13, filed on September 11, 2014 (File Nos. 333-183048 and 811-08664).

(c)(3)	Specimen of Fee-Based Product Addendum to Selling Agreement, incorporated herein by reference to Pre-Effective Amendment 1, filed on November 30, 2016 (File Nos. 333-212424 and 811-08664).

(c)(4)
Specimen of DOL Fiduciary Rule Addendum to Selling Agreement (SAA0007 04/17), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 12, filed on April 24, 2018 (File Nos. 333-183050 and 811-08664).

(d)	Contracts.

(d)(1)
Specimen of the Elite Access Advisory II Variable Annuity Contract (ICC18 VA785), incorporated herein by reference to Registrant’s Statement, filed on August 17, 2018 (File Nos. 333-226897 and 811-08664).

(d)(2)	Specimen of Retirement Plan Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

(d)(3)	Specimen of Charitable Remainder Trust Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment filed on December 23, 2004 (File Nos. 333-118368 and 811-08664).

(d)(4)
Form of Non-Qualified Stretch Annuity Endorsement (ICC14 7723), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 9, filed on September 11, 2014 (File Nos. 333-176619 and 811-08664).

(d)(5)
Form of Individual Retirement Annuity Endorsement (ICC14 7715), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

(d)(6)
Form of Roth Individual Retirement Annuity Endorsement (ICC14 7716), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

(d)(7)
Form of Section 403(b) Tax Sheltered Annuity Endorsement (ICC14 7725), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

(d)(8)	Form of Unisex Contract Endorsement (ICC18 7758), incorporated herein by reference to Registrant’s Statement, filed on August 17, 2018 (File Nos. 333-226897 and 811-08664).

(d)(9)
Form of Return of Premium Guaranteed Minimum Death Benefit (ICC20 7783), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on December 29, 2020 (File Nos. 333-226897 and 811-08664).

(e)	Applications.

(e)(1)	Form of Variable Annuity Application (V785 12/18), incorporated herein by reference to Registrant’s Statement, filed on August 17, 2018 (File Nos. 333-226897 and 811-08664).

(e)(2)	Form of Variable Annuity Application (V785 12/18), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on November 30, 2018 (File Nos. 333-226897 and 811-08664).

(e)(3)	Form of Variable Annuity Application (V785 06/19), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 2, filed on June 18, 2019 (File Nos. 333-226897 and 811-08664).

(e)(4)	Form of Variable Annuity Application (V785 04/20), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 3, filed on April 21, 2020 (File Nos. 333-226897 and 811-08664).

(e)(5)	Form of Variable Annuity Application (V670 04/21), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on December 29, 2020 (File Nos. 333-226897 and 811-08664).

(e)(6)	Form of Variable Annuity Application (V785 04/21), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 6 filed on April 20, 2021 (File Nos. 333-226897 and 811-08664).

(e)(7)	Form of Variable Annuity Application (V785 04/22), attached hereto.

(f)	Depositor’s Certificate of Incorporation and By-laws.

(f)(1)	Articles of Incorporation of Depositor, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

(f)(2)	By-laws of Depositor, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

(f)(3)	Amended By-laws of Jackson National Life Insurance Company, incorporated herein by reference to the Registration Statement, filed on December 31, 2012 (File Nos. 333-185768 and 811-04405).

(g)	Reinsurance Agreements. Not Applicable.

(h)	Participation Agreements.

(h)(1)(i)
Master Fund Participation Agreement between Jackson National Life Insurance Company, JNL Series Trust, American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2010, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(1)(ii)
First Amendment to Master Fund Participation Agreement between Jackson National Life Insurance Company, JNL Series Trust, American Funds Insurance Series, and Capital Research and Management Company, dated January 18, 2012, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(1)(iii)
Second Amendment to Master Fund Participation Agreement between Jackson National Life Insurance Company, JNL Series Trust, American Funds Insurance Series, Capital Research and Management Company, and Jackson National Asset Management, LLC, dated December 31, 2014, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(1)(iv)
Third Amendment to Master Fund Participation Agreement between Jackson National Life Insurance Company, JNL Series Trust, American Funds Insurance Series, and Capital Research and Management Company, dated April 24, 2017, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(1)(v)
Fourth Amendment to Master Fund Participation Agreement between Jackson National Life Insurance Company, JNL Series Trust, American Funds Insurance Series, and Capital Research and Management Company, dated August 13, 2018, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(1)(vi)
Fifth Amendment to Master Fund Participation Agreement between Jackson National Life Insurance Company, JNL Series Trust, American Funds Insurance Series, and Capital Research and Management Company, dated April 27, 2020, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(2)(i)
Amended and Restated Fund Participation Agreement between Jackson National Life Insurance Company, JNL Series Trust, Jackson National Asset Management, LLC, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company, dated June 8, 2017, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(2)(ii)
First Amendment to Amended and Restated Fund Participation Agreement between Jackson National Life Insurance Company, JNL Series Trust, Jackson National Asset Management, LLC, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company, dated September 25, 2017, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(2)(iii)
Second Amendment to Amended and Restated Fund Participation Agreement between Jackson National Life Insurance Company, JNL Series Trust, Jackson National Asset Management, LLC, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company, dated April 27, 2020, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(3)(i)
Business Agreement between Jackson National Life Insurance Company, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated May 1, 2010, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(3)(ii)
First Amendment to Business Agreement between Jackson National Life Insurance Company, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated February 1, 2012, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(3)(iii)
Second Amendment to Business Agreement between Jackson National Life Insurance Company, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated April 30, 2012, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(3)(iv)
Third Amendment to Business Agreement between Jackson National Life Insurance Company, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated March 1, 2013, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(3)(v)
Fourth Amendment to Business Agreement between Jackson National Life Insurance Company, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated April 24, 2017, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(3)(vi)
Fifth Amendment to Business Agreement between Jackson National Life Insurance Company, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated August 13, 2018, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(3)(vii)
Sixth Amendment to Business Agreement between Jackson National Life Insurance Company, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated April 27, 2020, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(3)(viii)
Seventh Amendment to Business Agreement between Jackson National Life Insurance Company, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated April 26, 2021, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(3)(ix)
Fund of Funds Investment Agreement (American Funds) dated January 19, 2022, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 7, filed on April 19, 2022 (File Nos. 333-235565 and 811-08664).

(h)(3)(x)
Fund of Funds Investment Agreement (Blackrock Rule 12d1-4), dated January 19, 2022, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 7, filed on April 19, 2022 (File Nos. 333-235565 and 811-08664).

(h)(3)(xi)
Fund of Funds Investment Agreement (Vanguard Rule 12d1-4), dated January 19, 2022, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 7, filed on April 19, 2022 (File Nos. 333-235565 and 811-08664).

(i)	Administrative Contracts.

(i)(1)
Amended and Restated Administrative Services Agreement between Jackson National Asset Management, LLC and Jackson National Life Insurance Company, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

(j)	Other Material Contracts. Not Applicable.

(k)	Legal Opinion.

(k)(1)	Opinion and Consent of Counsel, attached hereto.

(l)	Other Opinions.

(l)(1)	Consent of Independent Registered Public Accounting Firm, attached hereto.

(m)	Omitted Financial Statements. Not Applicable.

(n)	Initial Capital Agreements. Not Applicable.

(o)	Form of Initial Summary Prospectus.

(o)(1)	Form of Initial Summary Prospectus, attached hereto.

Item 28. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Laura L. Prieskorn 1 Corporate Way Lansing, MI 48951	Chief Executive Officer, President, and Director

Marcia L. Wadsten 1 Corporate Way Lansing, MI 48951	Executive Vice President, Chief Financial Officer, and Director

Carrie Lynn Chelko 1 Corporate Way Lansing, MI 48951	Executive Vice President, General Counsel, & Secretary

Devkumar D. Ganguly 1 Corporate Way Lansing, MI 48951	Executive Vice President and Chief Operating Officer

Bradley O. Harris 300 Innovation Drive Franklin, TN 37067	Executive Vice President, Chief Risk Officer, and Director

Steve P. Binioris 1 Corporate Way Lansing, MI 48951	Senior Vice President and Chief Actuary

Michael A. Costello 1 Corporate Way Lansing, MI 48951	Senior Vice President and Treasurer

Don W. Cummings 1 Corporate Way Lansing, MI 48951	Senior Vice President and Chief Accounting Officer

Scott J. Golde 1 Corporate Way Lansing, MI 48951	Senior Vice President and Deputy General Counsel

Guillermo E. Guerra 1 Corporate Way Lansing, MI 48951	Senior Vice President, Chief Technology Officer, Group Chief Information Security Officer, and Privacy Officer

Laura L. Hanson 1 Corporate Way Lansing, MI 48951	Senior Vice President

Courtney A. Hoffman 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Senior Vice President and Deputy General Counsel

Thomas P. Hyatte 1 Corporate Way Lansing, MI 48951	Senior Vice President

Dana S. Rapier 1 Corporate Way Lansing, MI 48951	Senior Vice President and Chief Human Resources Officer

Stacey L. Schabel 1 Corporate Way Lansing, MI 48951	Senior Vice President and Chief Audit Executive

Elizabeth Werner 1 Corporate Way Lansing, MI 48951	Senior Vice President

Richard C. White 1 Corporate Way Lansing, MI 48951	Senior Vice President

Craig A. Anderson 1 Corporate Way Lansing, MI 48951	Vice President and Controller

Marina C. Ashiotou 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Vice President

Dennis A. Blue 1 Corporate Way Lansing, MI 48951	Vice President

Robert Boles 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Vice President

Barrett M. Bonemer 1 Corporate Way Lansing, MI 48951	Vice President

Pamela L. Bottles 1 Corporate Way Lansing, MI 48951	Vice President

Andrew Campbell 1 Corporate Way Lansing, MI 48951	Vice President

Hilary R. Cranmore 1 Corporate Way Lansing, MI 48951	Vice President

Lisa Ilene Fox 300 Innovation Drive Franklin, TN 37067	Vice President

Heather Gahir 1 Corporate Way Lansing, MI 48951	Vice President

Joseph K. Garrett 1 Corporate Way Lansing, MI 48951	Vice President

Maggie C. Garza 1 Corporate Way Lansing, MI 48951	Vice President

Robert W. Hajdu 1 Corporate Way Lansing, MI 48951	Vice President

Thomas A. Janda 1 Corporate Way Lansing, MI 48951	Vice President

Heidi Kaiser 1 Corporate Way Lansing, MI 48951	Vice President, Chief Compliance Officer, Separate Accounts Chief Compliance Officer, and Advertising Officer

Scott F. Klus 1 Corporate Way Lansing, MI 48951	Vice President

Toni L. Klus 1 Corporate Way Lansing, MI 48951	Vice President

Diedre J. Kosier 1 Corporate Way Lansing, MI 48951	Vice President

Matthew F. Laker 300 Innovation Drive Franklin, TN 37067	Vice President

Lisa Ann-Crisp Lubahn 1 Corporate Way Lansing, MI 48951	Vice President

Aaron T. Maguire 1 Corporate Way Lansing, MI 48951	Vice President

Ryan T. Mellott 1 Corporate Way Lansing, MI 48951	Vice President

Dean M. Miller 300 Connell Drive Suite 2100 Berkeley Heights, NJ 07922	Vice President

Jacky Morin 300 Connell Drive Suite 2100 Berkeley Heights, NJ 07922	Vice President

Kristan L. Richardson 1 Corporate Way Lansing, MI 48951	Vice President and Assistant Secretary

James A. Schultz 1 Corporate Way Lansing, MI 48951	Vice President and Assistant Treasurer

Muhammad S. Shami 1 Corporate Way Lansing, MI 48951	Vice President

Dr. Bhatt L. Vadlamani 1 Corporate Way Lansing, MI 48951	Vice President

John Frank Visicaro 1 Corporate Way Lansing, MI 48951	Vice President

Brian M. Walta 1 Corporate Way Lansing, MI 48951	Vice President

Weston B. Wetherell 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Vice President

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Registrant is a separate account of Jackson National Life Insurance Company (“Depositor”), a stock life insurance company organized under the laws of the state of Michigan. The Depositor is a wholly owned subsidiary of Jackson Financial Inc., a publicly traded life insurance company in the United States.

The organizational chart for Jackson Financial Inc. indicates those persons who are controlled by or under common control with the Depositor. No person is controlled by the Registrant.

The organizational chart for Jackson Financial Inc. is incorporated herein by reference to Exhibit 29 of Post-Effective Amendment No. 7, filed on April 19, 2022 (File Nos. 333-235565 and 811-08664).

Item 30. Indemnification

Provision is made in the Company’s Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or Investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys’ fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriter

a)Jackson National Life Distributors LLC acts as general distributor for the Jackson National Separate Account - I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, the JNLNY Separate Account IV, the Jackson Sage Variable Annuity Account A, the Jackson Sage Variable Life Account A, the Jackson SWL Variable Annuity Fund I, the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Jackson Variable Series Trust.

b)Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Laura L. Prieskorn 1 Corporate Way Lansing, MI 48951	Chairman & Manager

Steve P. Binioris 1 Corporate Way Lansing, MI 48951	Manager

Bradley O. Harris 300 Innovation Drive Franklin, TN 37067	Manager

Scott Romine 300 Innovation Drive Franklin, TN 37067	President, Chief Executive Officer, and Manager

Scott Golde 1 Corporate Way Lansing, MI 48951	General Counsel

Alison Reed 300 Innovation Drive Franklin, TN 37067	Chief Operating Officer

Bryan Wilhelm 300 Innovation Drive Franklin, TN 37067	Executive Vice President

Bill Burrow 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Dana R. Melesky Flegler 1 Corporate Way Lansing, MI 48951	Senior Vice President

Ashley S. Golson 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Elizabeth Griffith 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Aileen Herndon 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Julie Hughes 1 Corporate Way Lansing, MI 48951	Senior Vice President

Heidi Kaiser 1 Corporate Way Lansing, MI 48951	Senior Vice President & Chief Compliance Officer

Matt Lemieux 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Kevin Luebbers 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Greg Masucci 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Tim Munsie 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Brian Sward 300 Innovation Drive Franklin, TN 37067	Head of Product Solutions

Ty Anderson 300 Innovation Drive Franklin, TN 37067	Vice President

J. Edward Branstetter, Jr. 300 Innovation Drive Franklin, TN 37067	Vice President

Robert Butler 300 Innovation Drive Franklin, TN 37067	Vice President

Lauren L. Caputo 300 Innovation Drive Franklin, TN 37067	Vice President

Michelle Carroll 1 Corporate Way Lansing, MI 48951	Vice President

Court Chynces 300 Innovation Drive Franklin, TN 37067	Vice President

Bill Dixon 300 Innovation Drive Franklin, TN 37067	Vice President

Heather Fitzgerald 300 Innovation Drive Franklin, TN 37067	Vice President

Thomas Hurley 300 Innovation Drive Franklin, TN 37067	Vice President

Kristine Lowry 300 Innovation Drive Franklin, TN 37067	Vice President, FinOp & Controller

Brian Nicolarsen 300 Innovation Drive Franklin, TN 37067	Vice President

Joseph Patracuollo 300 Innovation Drive Franklin, TN 37067	Vice President

Joseph C. Pierce 300 Innovation Drive Franklin, TN 37067	Vice President

Kimberly Plyler 300 Innovation Drive Franklin, TN 37067	Vice President

Ryan Riggen 300 Innovation Drive Franklin, TN 37067	Vice President

David Russell 300 Innovation Drive Franklin, TN 37067	Vice President

Daniel Starishevsky 300 Innovation Drive Franklin, TN 37067	Vice President

Michael Story 1 Corporate Way Lansing, MI 48951	Vice President

Jeremy Swartz 300 Innovation Drive Franklin, TN 37067	Vice President

Michelle Tidey 300 Innovation Drive Franklin, TN 37067	Vice President

Kendall Wetzel 300 Innovation Drive Franklin, TN 37067	Vice President

Myles Womack 300 Innovation Drive Franklin, TN 37067	Vice President

Kristan L. Richardson 1 Corporate Way Lansing, MI 48951	Secretary

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item. 32. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, MI 48951

Jackson National Life Insurance Company
Institutional Marketing Group Service Center
1 Corporate Way
Lansing, MI 48951

Jackson National Life Insurance Company
300 Innovation Drive
Franklin, TN 37067

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL 60606

Item. 33. Management Services

Not Applicable.

Item. 34. Fee Representations

Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 19th day of April, 2022.

Jackson National Separate Account - I
(Registrant)

Jackson National Life Insurance Company

By: /s/ SCOTT J. GOLDE
Scott J. Golde
Senior Vice President, Deputy General Counsel

Jackson National Life Insurance Company
(Depositor)

By: /s/ SCOTT J. GOLDE
Scott J. Golde
Senior Vice President, Deputy General Counsel

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

*	April 19, 2022
Laura L. Prieskorn, Chief Executive Officer, President and Director

*	April 19, 2022
Marcia Wadsten, Executive Vice President, Chief Financial Officer, and Director

*	April 19, 2022
Bradley O. Harris, Executive Vice President, Chief Risk Officer and Director

*	April 19, 2022
Don W. Cummings, Senior Vice President, Controller and Chief Accounting Officer

* By: /s/ SCOTT J. GOLDE
Scott J. Golde, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (Jackson), a Michigan corporation, hereby appoint Laura L. Prieskorn, Marcia Wadsten, Carrie Chelko, Susan S. Rhee and Scott J. Golde, (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications, registration statements, reports, and other documents, and any and all amendments thereto, with power to affix the corporate seal and to attest it, and to file such applications, registration statements, reports, and other documents, and amendments thereto, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities Exchange Act of 1934, and/or the Investment Company Act of 1940 and the rules and regulations thereunder of the Securities and Exchange Commission. This Power of Attorney concerns Jackson National Separate Account - I (File Nos. 033-82080, 333-70472, 333-73850, 333-118368, 333-119656, 333-132128, 333-136472, 333-155675, 333-172874, 333-172875, 333-172877, 333-175718, 333-175719, 333-176619, 333-178774, 333-183048, 333-183049, 333-183050, 333-192971, 333-210504, 333-212424, 333-217500, 333-217501, 333-226897, 333-228801, 333-228802, 333-235565, 333-235567, and 333-252333), Jackson National Separate Account III (File No. 333-41153), Jackson National Separate Account IV (File Nos. 333-108433 and 333-118131), Jackson National Separate Account V (File No. 333-70697), and Jackson National Life Insurance Company (File Nos. 333-249750 and 333-249766), as well as any future separate account(s) and/or future file number(s) that Jackson establishes through which securities, particularly variable annuity contracts, variable universal life insurance policies, registered index-linked annuity contracts, or other registered annuity contracts are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any one of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 21st day of September, 2021.

/s/ LAURA L. PRIESKORN
Laura L. Prieskorn, Chief Executive Officer, President, and Director

/s/ MARCIA WADSTEN
Marcia Wadsten, Executive Vice President, Chief Financial Officer, and Director

/s/ BRADLEY O. HARRIS
Bradley O. Harris, Executive Vice President, Chief Risk Officer, and Director

/s/ DON W. CUMMINGS
Don W. Cummings, Senior Vice President and Chief Accounting Officer

EXHIBIT LIST

Exhibit No.	Description
(e)(7)	Form of Variable Annuity Application (V785 04/22).
(k)(1)	Opinion and Consent of Counsel.
(l)(1)	Consent of Independent Registered Public Accounting Firm.
(o)(1)	Form of Initial Summary Prospectus.